                                         WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
                                      WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND










                                                              SEMI-ANNUAL REPORT

                                                              SEPTEMBER 30, 2001

                                                              SEMI-ANNUAL REPORT
Table of Contents                                             September 30, 2001
--------------------------------------------------------------------------------

Social Research and Action Update .....................................      1

Walden/BBT Domestic Social Index Fund
   Market and Performance Review ......................................      5
   Investment Performance .............................................      6
   Schedule of Portfolio Investments ..................................      7
   Financial Statements ...............................................     12
   Financial Highlights ...............................................     14


Walden/BBT International Social Index Fund
   Market and Performance Review ......................................     15
   Investment Performance .............................................     16
   Schedule of Portfolio Investments ..................................     17
   Financial Statements ...............................................     25
   Financial Highlights ...............................................     27

Notes to Financial Statements .........................................     28


--------------------------------------------------------------------------------

                                                         WALDEN ASSET MANAGEMENT
Social Research and Action Update                             September 30, 2001
--------------------------------------------------------------------------------

Over the past half year, Walden has participated in discussions that have raised new issues and others that have affirmed what socially responsive investing is all about. Our shareholder activism work is enhanced by the partnerships we have forged over the past years with leading social action groups. A few examples follow:

DOMESTIC ADVOCACY

     - Our dialogue with EMC CORP. continues. In our last update, we reported on our experience at the May annual general meeting of EMC. Despite our expressed intention to raise specific concerns in the Q & A session, only company-picked, hand-written inquiries were addressed. No questions on corporate responsibility were chosen. Since then, EMC has engaged in activities that could further stifle shareholder interactions with management. EMC was a key corporate supporter of proposed legislation in Massachusetts that included a provision allowing companies to hold Internet based meetings in lieu of face-to-face annual meetings. Walden and Boston-based United for a Fair Economy led an effort of concerned investors opposing the provision, a precedent that would allow companies to avoid in-person accountability to shareholders. The provision was removed from the bill, but expecting its return, Walden continues to advocate against virtual-only meetings. Meanwhile, we are committed to continuing our conversations with EMC on several matters of corporate governance and diversity.

     - We contrast our EMC experience with that of INTEL CORP., a firm with a practice of hosting periodic "listening tours" as a means of communicating better with its shareholders. Three company managers from the offices of environmental affairs, corporate responsibility and the chief financial officer met recently with Walden and several investment firms from the Boston area. In an open and cooperative context, Intel fielded questions on a variety of issues, including operations in China, water conservation in New Mexico, and its nondiscrimination policy. Intel deserves praise for its increasing efforts to be responsive and proactive in addressing shareholder concerns.

     - The Walden-led resolution asking KROGER CO., a major U.S. supermarket chain, to label its private brand food products that contain genetically engineered ingredients received a level of support unprecedented for its type. Greater than 15% of shareholders cast their ballots in favor of the resolution, and another 9% abstained (a decision not to support management's recommendation against the proposal). We expect this result will increase our leverage with Kroger and other companies we are pressing on the issue of genetically engineered foods.

     - In April 2001, the enormity of the HIV/AIDS epidemic received global attention when the pharmaceutical industry trade association filed a lawsuit against the South African government for drug patent infringement. Walden wrote to the 12 pharmaceutical companies in our domestic and international portfolios that manufacture HIV/AIDS drugs or are members of the association. Our objective was to better understand the companies' policies and initiatives for making their life-saving drugs available to consumers, particularly those in developing nations most affected by HIV/AIDS. To date, half have responded, and Walden has had dialogue with MERCK & CO., INC. and U.K.-based GLAXOSMITHKLINE PLC. Predominantly, their response is to support making drugs available on a country-by-country assessment of prices in lieu of granting licenses to manufacture generics. The issue of intellectual property rights remains a hot topic; companies defend the need for patent protection in order to cover costs and support future R&D. But many companies are making allowances for epidemics such as HIV/AIDS and are providing drugs at manufacturing cost (forgoing profit) in addition to contributing to the UN Accelerated Access Initiatives. Recently, Walden organized a meeting with PFIZER, INC. bringing together senior management and six investor groups. Walden's partnerships with Oxfam America and the Interfaith Center for Corporate Responsibility continue as we collaborate on discussing these issues with companies.

     - Walden introduced our resolution seeking increased commitment to plastics recycling at the PEPSICO, INC.'s meeting in Texas. With the help of four supportive environmental organizations--Waste Not Georgia, GrassRoots Recycling Network, Container Recycling Institute and the Dallas Chapter of the Sierra Club--our concerns dominated the annual meeting. Over 8% of shareholders voted in favor of the resolution, enough support to continue to press PepsiCo via the proxy mechanism. While new CEO Reinemund remained noncommittal, he agreed to explore the topic further. This stands in contrast to our experience with Coca Cola Co., where in a similar resolution co-led by Walden, the company used the venue of its annual meeting to commit to using 10 percent recycled content in plastic beverage containers by 2005. This pledge represents a three to four fold increase over today's levels. The Coca Cola resolution was supported by just over 5 percent of shareholders.

     - We also introduced a resolution, led by New York City and co-filed by Walden, asking TJX COS., INC. to implement the



Walden Asset Management, a division of United States Trust Company of Boston, performs shareholder advocacy, proxy voting, screening services, and other social initiatives for Boston Trust Investment Management, Inc. ("the Adviser") and is paid a fee for these services by the Adviser.
Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

--------------------------------------------------------------------------------

                                                         WALDEN ASSET MANAGEMENT
Social Research and Action Update (cont.)                     September 30, 2001
--------------------------------------------------------------------------------

         MacBride Principles, equal employment opportunity guidelines for companies operating in Northern Ireland. In addition to receiving a high level of shareholder support at 16 percent, Walden raised several questions on vendor standards generally.

INTERNATIONAL ADVOCACY

     - At a BP AMOCO PLC meeting in the United Kingdom we spoke of our concern that particular classes of shareholders (ADR owners) were being alienated from the proxy process and therefore have been denied certain rights as equity owners. Our concern stems from BP's decision to exclude a resolution, co-led by Walden, against drilling in the Arctic National Wildlife Refuge. Our discussion of shareholder rights with BP continued, as several company representatives led by their corporate secretary visited our office in Boston last month to further discuss their position. Walden is evaluating a variety of approaches to continue to press for a greater voice within BP for U.S. investors.

     - Walden is asking BULGARI SPA, an Italian jewelry retailer about its sourcing policies and supplier standards related to the conflict diamonds controversy. Conflict or "blood" diamonds are crucial in funding and prolonging brutal wars in Angola and Sierra Leone, and they constitute at least 4 percent of the $7 billion annual market for diamonds.

     - We are also continuing a dialogue with the Spanish energy firm, REPSOL SA, most recently on its intentions to drill in Colombia on territory inhabited by the U'Wa and other indigenous communities. Walden previously had significant involvement in a shareholder campaign against OCCIDENTAL PETROLEUM CORP. for exploring in sacred U'Wa land despite a serious risk of mass suicide. The company's operations in the area halted only after failing to unearth the anticipated oil bonanza.

     - Walden has been writing to TOYOTA MOTOR CORP. to express concern about the treatment of workers at its Toyota Motor Philippines Corp. (TMPC) who have been attempting to organize a union. Last year a majority of workers voted for union representation, but TMPC thus far has appeared unwilling to recognize the union as their bargaining agent and to negotiate a collective bargaining agreement. To help encourage fair labor practices, we are exploring opportunities to work with the local union, Toyota Motor Philippines Workers Association, as well as other interested international unions.

     - Walden continues its coverage of child labor issues and is exploring how its active membership in the Child Labor Coalition (CLC) can help maximize corporate awareness on the issue of exploitative child labor. Walden is corresponding with food producers, retailers and service companies such as


HERE IS AN UPDATE ON SEVERAL RESOLUTIONS WE FILED THIS YEAR:

COMPANY                  SUBJECT OF ACTION                                         TYPE OF ACTION    STATUS/RESULTS
                                                                                                     (some numbers are preliminary)

Albertson's, Inc.        Label genetically engineered food ingredients             lead filer        6.1% support
Associates First         Take steps to prevent predatory lending                   co-filer          combined with Citigroup
AT&T Corp.               Tie executive compensation to social performance          co-lead filer     13.6% support
Chevron Corp.            Report on efforts to decrease greenhouse gas emissions    co-filer          10.0% support
Coca-Cola Co.            Set recycling goals                                       co-lead filer     5.1% support
Conseco, Inc.            Take steps to prevent predatory lending                   co-filer          8.0% support
Eastman Chemical Co.     Conduct study to evaluate health risks posed by           co-filer          8.0% support
                         cigarette filter tows
Exxon-Mobil Corp.        Increase commitment to renewable energy                   co-filer          8.9% support
Georgia Pacific Corp.    Increase environmental disclosure                         lead filer        withdrawn-company agreed to
                                                                                                     dialogue
IBM Corp.                Policy for employees to receive comparable retirement     co-filer          14.7% support
                         benefits
Kroger Co.               Label genetically engineered food ingredients             lead filer        15.3% support
Nordstrom, Inc.          Report on vendor standard compliance mechanisms           co-filer          6.2% support
Occidental Petroleum     Report on plans to drill on land deemed sacred by U'wa    co-filer          8.3% support
Corp.                    (Columbia)
PepsiCo, Inc.            Set recycling goals                                       co-lead filer     8.1% support
Sears, Roebuck & Co.     Establish independent monitoring of vendors and adopt     co-filer          8.1% support
                         ILO standards
TJX Cos., Inc.           Implement McBride Principles (Northern Ireland)           co-filer          16.4% support
Unocal Corp.             Tie executive compensation to social performance          co-filer          15.4% support
Wal-Mart Stores, Inc.    Report on vendor standard compliance mechanisms           co-filer          5.3% support
WorldCom, Inc.           Disclose Equal Employment Opportunity data                lead filer        withdrawn-company agreed to
                                                                                                     publicly disclose EEO data




--------------------------------------------------------------------------------

                                                         WALDEN ASSET MANAGEMENT
Social Research and Action Update (cont.)                     September 30, 2001
--------------------------------------------------------------------------------


         HERSHEY FOODS CORP. and SAFEWAY, INC. in the U.S. and SAINSBURY PLC, TESCO, METRO AG and CADBURY SCHWEPPES PLC in Europe, to better understand how they consider the potential for exploitative child labor in their supply-chain processes. Reported child labor abuses in cocoa plantations has garnered public attention. Recent exposes on the plight of child laborers on West African cocoa plantations and a proposed Senate bill on creating a child-labor-free label for U.S. chocolate products prompted a meeting between CLC and the Chocolate Manufacturers Association (CMA). Walden and other diverse CLC members participated in the meeting. We are hopeful that this collaboration will become a constructive forum to address this specific concern.

In the wake of September 11, Walden believes that encouraging global corporations to conduct their business in a socially and environmentally responsible way is as important as ever. U.S.-based global corporations are among our most tangible "ambassadors" with their logos and their conduct readily visible. Treating employees fairly and respecting the environment and local communities become more of an imperative and less of a choice for global corporations. Additionally, corporate impact on social and economic development will come under increased scrutiny. As British Prime Minister Tony Blair said in a recent landmark speech to his party conference, "If globalization works only for the benefit of the few, then it will fail and deserves to fail." He called for a full-scale attack on poverty with aid, trade, debt relief and help with economic reform. Supporting economic development and a healthy environment contribute to a sustainable form of security--a more just world economy.

WALDEN ASSET MANAGEMENT AND PROXY VOTING
----------------------------------------

Walden takes seriously our responsibility to vote proxies in an informed and comprehensive manner. Our formal proxy voting guidelines are designed to reflect each Fund's positions on key issues related to corporate governance and social change. Walden Asset Management's proxy voting guidelines and proxy voting records for the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund are available by calling 1-800-282-8782 x4050.

--------------------------------------------------------------------------------

                      This page intentionally left blank.

                                           WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Market and Performance Review                  Manager Commentary by Geeta Aiyer
--------------------------------------------------------------------------------

A PERSONAL NOTE

The terrorist attacks of September 11 shocked our nation and changed our lives in many ways. We would like to express our heartfelt sympathy to everyone directly affected, especially those who lost family, friends and co-workers. As some of you already know, we are able to tell you that all of our immediate family, friends and co-workers are safe. Our thoughts are with you as we rededicate ourselves to our primary responsibility to be good stewards of your assets.

This was a very difficult quarter in the U.S. equity markets, with every significant market index declining substantially. Large-capitalization stocks as measured by the S&P 500 Stock Index showed negative results in all three months of the third quarter, with August down 6.26% and September down 8.08%, being particularly bad.

Large-capitalization stocks fared better than medium or small stocks, and growth stocks outperformed value stocks. Among the sectors in the S&P 500, technology had another tough quarter, declining over 33%. Capital goods, transportation and utilities also did poorly. Health care performed best, being the only sector with positive returns. Communications services, consumer staples and financial companies all declined less than the market as a whole.

The decline of the market had begun well in advance of the tragic events of September 11. As the bleak news on the economy trickled in, and the prospect of a recession grew more certain, equity markets started to reflect concern about the impact on corporate earnings. After the attacks on America, the added dimension of uncertainty drove prices precipitously lower.

The Walden/BBT Domestic Social Index Fund declined 9.53% for the six months ended September 30, 2001, in line with major stock market indices. The Fund was helped by its holdings in several different sectors: SBC Communications, Inc. (Communication Services), which represents 1.68% of net assets, added 0.24% to Fund performance; Johnson & Johnson, Inc. (1.93%) and Bristol-Myers Squibb Co. (1.19%), both in the health care sector, contributed 0.17% and 0.13%, respectively. However, several securities declined in value and detracted from performance. For example, Microsoft Corp. (technology), which accounts for 2.84% of net assets, took away 1.07% in Fund performance; AOL Time Warner, Inc. (technology) at 1.53%, was responsible for 0.81%, and Citigroup, Inc. (Financial Services) at 2.21%, was responsible for 0.58% in relative performance.+

The Fund's social screens helped performance considerably this period. The Fund is precluded from holding General Electric Co., the largest security in the S&P 500, and this security had a very difficult quarter, declining 23.1%. Similarly, other securities that the Fund may not own for social reasons fared much worse than the market averages. These included Viacom, down 33.3%, and Boeing, down 39.6%.+

On behalf of our entire team, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 726-7250 with any questions or comments.

/s/ Geeta Aiyer

Geeta Aiyer
Portfolio Manager
Boston Trust Investment Management, Inc.


--------------------------------------------------------------------------------

                                           WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investment Performance                                        September 30, 2001
--------------------------------------------------------------------------------


Net Asset Value:  $7.69                                            AVERAGE ANNUAL TOTAL RETURN
                                                                     AS OF SEPTEMBER 30, 2001
                                                                  -----------------------------
                                            QUARTER        SIX                 SINCE INCEPTION
                                            TO DATE       MONTH       1 YEAR    JULY 31, 1999
                                            -------       -----       ------    -------------
WALDEN/BBT DOMESTIC SOCIAL INDEX FUND*      -14.08%       -9.53%     -25.80%      -10.99%
Standard & Poor's 500 Stock Index(1)        -14.67%       -9.68%     -26.61%       -9.56%
Russell 1000 Stock Index(1)                 -15.23%       -9.88%     -28.42%       -9.14%
Wilshire 5000 Index(1)                      -15.90%       -9.62%     -28.93%       -8.15%
Domini 400 Social Index(1)                  -14.17%       -9.53%     -26.76%      -10.99%

* After all expenses at an annual rate of 0.75%, the adviser's expense limitation.

(1) Data calculated for the indices indicated were calculated based on the closest calendar date to the Fund inception available for the index.

+ Portfolio composition is subject to change.
The Wilshire 5000 Index measures the performance of all U.S.-headquartered equity securities with readily available price data.
The Domini 400 Social Index measures the performance of 400 corporations that pass multiple, broad-based social screens. It serves as a proxy for the universe of stocks from which social investors might choose and as a benchmark for comparison with unscreened universes.

The S&P 500 is representative of 500 widely held common stocks. The Russell 1000 is comprised of 1,000 of the largest capitalized U.S. domiciled companies. The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                       September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.5%
SECURITY DESCRIPTION                                       SHARES         VALUE ($)
--------------------                                       ------         ---------

BASIC MATERIALS - 3.4%
Air Products & Chemical, Inc. ...................             800           30,864
Alcan Aluminum Ltd. .............................           1,500           45,000
Alcoa, Inc. .....................................           2,624           81,370
Allegheny Technologies, Inc. ....................             350            4,666
Archer-Daniels-Midland Co. ......................           2,598           32,705
Avery Dennison Corp. ............................             300           14,193
Barrick Gold Corp. ..............................           1,100           19,085
Bemis Co., Inc. .................................             200            7,970
Boise Cascade Corp. .............................             100            2,950
Donaldson Co., Inc. .............................             600           17,292
Dow Chemical Co. ................................           2,744           89,893
Du Pont (E.I.) de Nemours .......................           3,369          126,405
Eastman Chemical Co. ............................             300           10,890
Ecolab, Inc. ....................................             800           29,064
Engelhard Corp. .................................             600           13,860
Freeport-McMoRan Copper & Gold, Inc., Class B (b)             400            4,396
Georgia-Pacific Corp. (Timber Group) ............             100            3,622
Georgia-Pacific Group ...........................             658           18,944
Great Lakes Chemical Corp. ......................             200            4,420
Hercules, Inc. (b) ..............................             200            1,650
IMC Global, Inc. ................................             100              900
Inco Ltd. (b) ...................................           1,100           13,651
International Paper Co. .........................           1,512           52,618
Martin Marietta Materials .......................             100            3,911
Mead Corp. ......................................             400           11,072
Millipore Corp. .................................             100            5,294
Newmont Mining Corp. ............................             500           11,800
Nucor Corp. .....................................             200            7,940
Omnova Solutions, Inc. ..........................             200            1,250
Pactiv Corp. (b) ................................             700           10,143
Phelps Dodge Corp. ..............................             236            6,490
Placer Dome, Inc. ...............................             200            2,558
PPG Industries, Inc. ............................             600           27,450
Praxair, Inc. ...................................             600           25,200
Rohm & Hass Co. .................................             600           19,656
RPM, Inc. .......................................             300            2,835
Sealed Air Corp. (b) ............................             500           18,245
Sherwin-Williams Co. ............................             600           13,332
Sigma-Aldrich ...................................             400           18,080
Sonoco Products Co. .............................             100            2,350
Temple-Inland, Inc. .............................             100            4,749
USG Corp. .......................................             300            1,119
Vulcan Materials Co. ............................             500           21,600
Westvaco Corp. ..................................             400           10,280
Weyerhaeuser Co. ................................             600           29,226
Willamette Industries, Inc. .....................             400           17,996
                                                                         ---------
                                                                           898,984
                                                                         ---------
CAPITAL GOODS - 3.7%
Allied Waste Industries, Inc. (b) ...............             700            8,925
Caterpillar, Inc. ...............................           1,100           49,280
Cooper Industries, Inc. .........................             600           24,882
Crane Co. .......................................             400            8,768
Cummins Engine ..................................             100            3,300
Danaher Corp. ...................................             800           37,744
Deere & Co. .....................................             800           30,088
Delphi Automotive Systems Corp. .................           2,400           28,200


COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

Diebold, Inc. ...................................             200            7,620
Dover Corp. .....................................           1,400           42,154
Fluor Corp. .....................................             200            7,700
FMC Corp. (b) ...................................             200            9,798
Gencorp, Inc. ...................................             200            2,268
Goodrich (B.F.) Co. .............................             400            7,792
Illinois Tool Works .............................           1,400           75,754
Ingersoll-Rand Co. ..............................             700           23,660
Kadant, Inc. (b) ................................              36              464
Molex, Inc. .....................................             650           18,272
Navistar International Corp. (b) ................             300            8,475
Paccar, Inc. ....................................             300           14,721
Pall Corp. ......................................           1,900           36,955
Parker Hannifin Corp. ...........................             500           17,150
Pentair, Inc. ...................................             100            3,077
PerkinElmer, Inc. ...............................             700           18,368
Pitney Bowes, Inc. ..............................             900           34,380
Power-One, Inc. (b) .............................             200            1,230
Precision Castparts Corp. .......................             300            6,660
Tenneco Automotive, Inc. ........................             140              294
Thermo Electron Corp. (b) .......................             600           10,830
Thomas & Betts Corp. ............................             100            1,748
Timken Co. ......................................             200            2,740
Tyco International, Ltd. ........................           8,400          382,200
Visteon Corp. ...................................             471            6,005
Waste Management, Inc. ..........................           1,700           45,458
                                                                         ---------
                                                                           976,960
                                                                         ---------

COMMUNICATION SERVICES - 6.8%
Alltel Corp. ....................................             900           52,155
AT&T Corp. ......................................          10,232          197,478
AT&T Wireless Services, Inc. (b) ................           7,092          105,954
Avaya, Inc. (b) .................................             700            6,930
Bellsouth Corp. .................................           5,400          224,370
CenturyTel, Inc. ................................             200            6,700
Interpublic Group Cos., Inc. ....................           1,000           20,400
JDS Uniphase Corp. (b) ..........................           3,600           22,752
Nextel Communications, Inc. (b) .................           2,100           18,186
Nortel Networks Corp. ...........................           8,800           49,368
SBC Communications, Inc. ........................           9,516          448,394
Sprint Corp. ....................................           2,400           57,624
Sprint Corp. PCS (b) ............................           2,500           65,725
Verizon Communications, Inc. ....................           7,600          411,236
Vodafone Group PLC, ADR .........................             400            8,784
Williams Communications Group, Inc. (b) .........           1,151            1,358
WorldCom, Inc. (b) ..............................           7,950          119,568
                                                                         ---------
                                                                         1,816,982
                                                                         ---------
CONSUMER CYCLICALS - 8.7%
AutoZone, Inc. (b) ..............................             400           20,744
Bed Bath & Beyond, Inc. (b) .....................             700           17,822
Best Buy Co., Inc. (b) ..........................             600           27,270
Black & Decker Corp. ............................             200            6,240
Carnival Corp. ..................................           1,700           37,434
Centex Corp. ....................................             100            3,373
Circuit City Stores, Inc. .......................             400            4,800
Convergys Corp. (b) .............................             400           11,100
Cooper Tire & Rubber Co. ........................             200            2,848
Costco Wholesale Corp. (b) ......................           1,200           42,672


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                       September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

Dana Corp. ......................................             500            7,800
Dollar General Corp. ............................             750            8,775
Dow Jones & Co., Inc. ...........................             200            9,086
Eaton Corp. .....................................             200           11,842
Emerson Electric Co. ............................           1,200           56,472
Equifax, Inc. ...................................             400            8,760
Federated Department Stores, Inc. (b) ...........             500           14,100
Ford Motor Co. ..................................           6,100          105,835
Gannett Co., Inc. ...............................             900           54,099
Gap, Inc. .......................................           2,300           27,485
General Motors Corp. ............................           1,800           77,220
Genuine Parts Co. ...............................             800           25,488
Goodyear Tire & Rubber Co. ......................             400            7,372
Harley-Davidson, Inc. ...........................           1,100           44,550
Hasbro, Inc. ....................................             200            2,800
Home Depot, Inc. ................................           6,400          245,568
J.C. Penney Co., Inc. ...........................             700           15,330
Johnson Controls, Inc. ..........................             700           45,668
Kmart Corp. (b) .................................           1,300            9,087
Knight Ridder, Inc. .............................             300           16,755
Kohl's Corp. (b) ................................             900           43,200
Lear Corp. (b) ..................................             100            2,702
Leggett & Platt, Inc. ...........................             300            5,850
Limited, Inc. ...................................             900            8,550
Liz Claiborne, Inc. .............................             200            7,540
Lowe's Cos., Inc. ...............................           2,200           69,630
Marriott International, Inc. ....................             700           23,380
Masco Corp. .....................................           1,400           28,616
Mattel, Inc. ....................................           1,200           18,792
May Department Stores Co. .......................           1,100           31,922
Maytag Corp. ....................................             100            2,464
McGraw-Hill Cos., Inc. ..........................             600           34,920
New York Times Co. ..............................             400           15,612
Newell Rubbermaid, Inc. .........................             800           18,168
Nike, Inc. ......................................             700           32,767
Nordstrom, Inc. .................................             200            2,890
Office Depot, Inc. (b) ..........................             500            6,800
Omnicom Group, Inc. .............................             500           32,450
Paychex, Inc. ...................................           1,050           33,086
Pulte Homes, Inc. ...............................             100            3,065
RadioShack Corp. ................................             500           12,125
Sabre Holdings, Inc. (b) ........................             361            9,653
Sears, Roebuck & Co. ............................             900           31,176
Snap-On, Inc. ...................................             200            4,466
Stanley Works ...................................             300           10,965
Staples, Inc. (b) ...............................           1,100           14,652
Starbucks Corp. (b) .............................           1,000           14,840
Target Corp. ....................................           2,500           79,375
Tiffany & Co. ...................................             300            6,495
TJX Cos., Inc. ..................................             900           29,610
Toys `R Us, Inc. (b) ............................             900           15,507
Tribune Co. .....................................             690           21,666
Tupperware Corp. ................................             200            3,988
VF Corp. ........................................             300            8,781
Wal-Mart Stores, Inc. ...........................          13,000          643,500
Whirlpool Corp. .................................             200           11,070
                                                                         ---------
                                                                         2,308,668
                                                                         ---------

 COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

CONSUMER PRODUCTS - 0.1%
Blyth, Inc. .....................................             200            3,978
Cintas Corp. ....................................             400           16,120
Reebok International Ltd. (b) ...................             400            8,280
                                                                         ---------
                                                                            28,378
                                                                         ---------
CONSUMER STAPLES - 10.3%
Alberto-Culver Co. ..............................             200            7,778
Albertson's, Inc. ...............................           1,200           38,256
Avon Products, Inc. .............................             700           32,375
Ball Corp. ......................................             200           11,980
Campbell Soup Co. ...............................           1,300           36,400
Cendant Corp. (b) ...............................           2,500           32,000
Clear Channel Communications, Inc. (b) ..........           1,800           71,550
Clorox Co. ......................................             700           25,900
Coca Cola Enterprises ...........................           1,400           21,476
Coca-Cola Co. ...................................           7,100          332,635
Colgate-Palmolive Co. ...........................           1,700           99,025
Comcast Corp. (b) ...............................           2,700           96,849
ConAgra Foods, Inc. .............................           1,300           29,185
Cox Communications, Inc. (b) ....................             100            4,175
CVS Corp. .......................................           1,100           36,520
Darden Restaurants, Inc. ........................             300            7,875
Deluxe Corp. ....................................             200            6,908
Energizer Holdings, Inc. (b) ....................             233            3,872
Estee Lauder Cos., Inc., Class A ................             100            3,315
Fox Entertainment Group, Inc. (b) ...............             100            1,910
General Mills, Inc. .............................           1,000           45,500
Gillette Co. ....................................           3,200           95,360
Grainger (W.W.), Inc. ...........................             400           15,540
H.J. Heinz Co. ..................................           1,000           42,150
Hershey Foods Corp. .............................             400           26,148
International Flavors & Fragrances ..............             300            8,307
Kellogg Co. .....................................           1,000           30,000
Kimberly-Clark Corp. ............................           1,600           99,200
Kroger Co. (b) ..................................           2,700           66,528
McDonald's Corp. ................................           3,800          103,132
Pepsico, Inc. ...................................           6,020          291,970
Procter & Gamble Co. ............................           3,700          269,323
R.R. Donnelley & Sons Co. .......................             500           13,525
Ralston Purina Co. ..............................             700           22,960
Safeway, Inc. (b) ...............................           1,600           63,552
Sara Lee Corp. ..................................           2,200           46,860
Servicemaster Co. ...............................             100            1,109
Supervalu, Inc. .................................             300            6,069
Sysco Corp. .....................................           2,000           51,080
Tricon Global Restaurants, Inc. (b) .............             400           15,688
Unilever NV, ADR ................................           2,000          108,040
USA Networks, Inc. (b) ..........................             200            3,596
Viacom, Inc. (b) ................................           4,968          171,396
Walgreen Co. ....................................           2,900           99,847
Walt Disney Co. .................................           5,800          107,996
Wendy's International, Inc. .....................             200            5,330
William Wrigley, Jr. Co. ........................             600           30,780
Winn-Dixie Stores, Inc. .........................             300            3,435
                                                                         ---------
                                                                         2,744,405
                                                                         ---------


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                       September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

ENERGY - 8.1%
AES Corp. (b) ...................................           1,500           19,230
Amerada Hess Corp. ..............................             200           12,700
Anadarko Petroleum Corp. ........................             718           34,521
Apache Corp. ....................................             400           17,200
Ashland, Inc. ...................................           1,500           57,825
Baker Hughes, Inc. ..............................             900           26,055
Burlington Resources, Inc. ......................             600           20,526
Calpine Corp. (b) ...............................             800           18,248
Chevron Corp. ...................................           2,100          177,975
Conoco, Inc. ....................................           1,800           45,612
Devon Energy Corp. ..............................             389           13,382
Dynegy, Inc. ....................................             900           31,185
El Paso Corp. ...................................           1,561           64,860
EOG Resources, Inc. .............................             300            8,679
Exxon Mobil Corp. ...............................          20,208          796,195
Kerr-McGee Corp. ................................             200           10,382
Keyspan Corp. ...................................             400           13,296
Kinder Morgan, Inc. .............................             300           14,763
Massey Energy Co. ...............................             200            2,930
Mirant Corp. (b) ................................             934           20,455
Nabors Industries, Inc. (b) .....................             400            8,388
Noble Drilling Corp. (b) ........................             300            7,200
Occidental Petroleum Corp. ......................           1,100           26,774
Phillips Petroleum Co. ..........................           1,220           65,807
Rowan Cos., Inc. (b) ............................             200            2,476
Royal Dutch Petroleum Co. .......................           7,300          366,825
Schlumberger Ltd. ...............................           1,600           73,120
Texaco, Inc. ....................................           2,000          130,000
Transocean Sedco Forex, Inc. ....................             871           22,994
Unocal Corp. ....................................             700           22,750
USX-Marathon Group, Inc. ........................           1,000           26,750
                                                                         ---------
                                                                         2,159,103
                                                                         ---------
FINANCIAL SERVICES - 19.0%
Aegon NV ........................................             203            5,298
AFLAC, Inc. .....................................           2,000           54,000
Allstate Corp. ..................................           2,000           74,700
AMB Property Corp. ..............................           4,600          112,700
Ambac Financial Group, Inc. .....................             300           16,413
American Express Co. ............................           3,900          113,334
American International Group, Inc. ..............           7,460          581,879
AmSouth Bancorporation ..........................             787           14,221
AON Corp. .......................................             700           29,400
Archstone Communities Trust .....................             200            5,220
Bank of America Corp. ...........................           4,500          262,800
Bank of New York Co., Inc. ......................           2,100           73,500
Bank One Corp. ..................................           3,200          100,704
BB&T Corp. ......................................           1,200           43,740
Bear Stearns Cos., Inc. .........................             315           15,753
Capital One Financial Corp. .....................             700           32,221
CarrAmerica Realty Corp. ........................             100            2,996
Certegy, Inc. (b) ...............................             100            2,596
Charles Schwab Corp. ............................           4,050           46,575
Charter One Financial, Inc. .....................             525           14,816
Chubb Corp. .....................................             500           35,705
Cigna Corp. .....................................             500           41,475
Cincinnati Financial Corp. ......................             400           16,648

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

Citigroup, Inc. .................................          14,559          589,399
Comerica, Inc. ..................................             400           22,160
Concord EFS, Inc. (b) ...........................             600           29,370
Conseco, Inc. (b) ...............................             900            6,534
Countrywide Credit Industries., Inc. ............             300           13,179
Crescent Real Estate Equities Co. ...............             100            2,145
Equity Office Properties Trust ..................             200            6,400
Equity Residential Properties Trust .............             300           17,520
Fannie Mae ......................................           2,800          224,168
Federal Home Loan Mortgage Corp. ................           1,900          123,500
Fifth Third Bancorp .............................           1,546           95,048
Fleet Boston Financial Corp. ....................           3,155          115,946
Franklin Resources, Inc. ........................             700           24,269
Golden West Financial Corp. .....................             400           23,240
Goldman Sachs Group, Inc. .......................             100            7,135
H&R Block, Inc. .................................             600           23,136
Hartford Financial Services Group, Inc. .........             600           35,244
Highwoods Properties, Inc. ......................             100            2,475
Host Marriott Corp. .............................             300            2,115
Household International, Inc. ...................           1,400           78,932
Huntington Bancshares, Inc. .....................             160            2,770
J.P. Morgan Chase & Co. .........................           5,680          193,972
Jefferson-Pilot Corp. ...........................             450           20,016
Keycorp .........................................           1,100           26,554
Lehman Brothers Holdings, Inc. ..................             700           39,795
Lincoln National Corp. ..........................             500           23,315
Marsh & McLennan Cos ............................             800           77,360
MBIA, Inc. ......................................             450           22,500
MBNA Corp. ......................................           2,900           87,841
Mellon Financial Corp. ..........................           1,400           45,262
Merrill Lynch & Co. .............................           2,800          113,680
MetLife, Inc. ...................................           2,100           62,370
MGIC Investment Corp. ...........................             300           19,602
Moody's Corp. ...................................             400           14,800
Morgan Stanley Dean Witter & Co. ................           3,200          148,320
National City Corp. .............................           1,700           50,915
New Wachovia Corp. - Rights .....................             500              240
Northern Trust Corp. ............................             600           31,488
PNC Financial Services Group ....................             900           51,525
Progressive Corp. ...............................             200           26,780
Providian Financial Corp. .......................             800           16,120
Regions Financial Corp. .........................             600           17,316
Robert Half International, Inc. (b) .............             600           12,006
Safeco Corp. ....................................             200            6,066
Saint Paul Cos ..................................             600           24,732
Simon Property Group, Inc. ......................             400           10,764
SouthTrust Corp. ................................           1,000           25,470
State Street Corp. ..............................             800           36,400
Stilwell Financial, Inc. ........................             700           13,650
Suntrust Banks, Inc. ............................             800           53,280
Synovus Financial Corp. .........................             700           19,320
T. Rowe Price Group, Inc. .......................             300            8,790
Torchmark Corp. .................................             400           15,600
U.S. Bancorp ....................................           5,339          118,419
Union Planters Corp. ............................             400           17,160
UnumProvident Corp. .............................             500           12,625
USA Education, Inc. .............................             500           41,455




                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                       September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

Wachovia Corp. ..................................           3,700          114,700
Washington Mutual, Inc. .........................           2,400           92,352
Wells Fargo & Co. ...............................           4,900          217,805
                                                                         ---------
                                                                         5,071,744
                                                                         ---------
HEALTH CARE - 15.5%
Abbott Laboratories .............................           4,300          222,955
Aetna Inc. (b) ..................................             400           11,556
Allergan, Inc. ..................................             400           26,520
American Home Products Corp. ....................           3,700          215,525
Amgen, Inc. (b) .................................           2,900          170,433
Apogent Technologies, Inc. (b) ..................             200            4,780
Bausch & Lomb, Inc. .............................             200            5,660
Baxter International, Inc. ......................           1,800           99,090
Becton, Dickinson & Co. .........................             800           29,600
Biogen, Inc. (b) ................................             300           16,674
Biomet, Inc. ....................................             825           24,131
Boston Scientific Corp. (b) .....................           1,000           20,500
Bristol-Myers Squibb Co. ........................           5,700          316,692
C.R. Bard, Inc. .................................             200           10,282
Cardinal Health, Inc. ...........................           1,200           88,740
Chiron Corp. (b) ................................             400           17,748
Eli Lilly & Co. .................................           3,100          250,170
Forest Laboratories, Inc., Class A (b) ..........             500           36,070
Guidant Corp. (b) ...............................             900           34,650
HCA-The Healthcare Co. ..........................           1,500           66,465
Health Management Associates, Inc. (b) ..........             100            2,076
Healthsouth Corp. (b) ...........................           1,100           17,886
IMS Health, Inc. ................................             800           20,040
Johnson & Johnson, Inc. .........................           9,288          514,555
King Pharmaceuticals, Inc. (b) ..................             533           22,359
Manor Care, Inc. (b) ............................             500           14,050
McKesson HBOC, Inc. .............................             700           26,453
MedImmune, Inc. (b) .............................             500           17,815
Medtronic, Inc. .................................           3,600          156,600
Merck & Co., Inc. ...............................           6,400          426,240
Pfizer, Inc. ....................................          17,675          708,768
Pharmacia Corp. .................................           3,647          147,922
Schering-Plough Corp. ...........................           4,300          159,530
St. Jude Medical, Inc. (b) ......................             200           13,690
Stryker Corp. ...................................             500           26,450
Sybron Dental Specialties, Inc. (b) .............              66            1,228
Tenet Healthcare Corp. (b) ......................           1,000           59,650
UnitedHealth Group, Inc. ........................           1,000           66,500
Watson Pharmaceutical, Inc. (b) .................             200           10,942
Wellpoint Health Networks, Inc. (b) .............             400           43,660
Zimmer Holdings, Inc. (b) .......................             570           15,818
                                                                         ---------
                                                                         4,140,473
                                                                         ---------
PRODUCER PRODUCTS - 0.0%
Teleflex, Inc. ..................................             100            3,739

TECHNOLOGY - 16.8%
3Com Corp. (b) ..................................             100              375
ADC Telecommunications, Inc. (b) ................           1,900            6,631
Adobe Systems, Inc. .............................             600           14,388
Advanced Micro Devices, Inc. (b) ................           1,000            8,150
Agilent Technologies, Inc. (b) ..................           1,315           25,708
Altera Corp. (b) ................................           1,200           19,656

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

American Power Conversion Corp. (b) .............             500            5,840
Analog Devices, Inc. (b) ........................           1,000           32,700
Andrew Corp. (b) ................................             100            1,818
AOL Time Warner Inc. (b) ........................          12,300          407,130
Apple Computer, Inc. (b) ........................           1,100           17,061
Applera Corp.-Applied Biosystems Group ..........             600           14,640
Applied Materials, Inc. (b) .....................           2,500           71,100
Applied Micro Circuits Corp. (b) ................             800            5,592
Autodesk, Inc. ..................................             100            3,206
Automatic Data Processing, Inc. .................           1,800           84,672
BMC Software, Inc. (b) ..........................             700            8,890
Broadcom Corp. (b) ..............................             700           14,210
Brocade Communications Systems, Inc. (b) ........             100            1,403
CIENA Corp. (b) .................................             100            1,029
Cisco Systems, Inc. (b) .........................          20,000          243,600
Citrix Systems, Inc. (b) ........................             400            7,920
Compaq Computer Corp. ...........................           4,600           38,226
Computer Associates International, Inc. .........           1,600           41,184
Compuware Corp. (b) .............................           1,000            8,330
Comverse Technology, Inc. (b) ...................             600           12,288
Conexant Systems, Inc. (b) ......................             500            4,150
Corning, Inc. ...................................           2,600           22,932
Dell Computer Corp. (b) .........................           7,400          137,122
Dun & Bradstreet Corp. (b) ......................             200            5,600
Eastman Kodak Co. ...............................             900           29,277
Electronic Data Systems Corp. ...................           1,300           74,854
EMC Corp. (b) ...................................           6,200           72,850
Enterasys Networks, Inc. (b) ....................             400            2,580
First Data Corp. ................................           1,200           69,912
Fiserv, Inc. (b) ................................             600           20,520
Gateway, Inc. (b) ...............................             800            4,360
Hewlett-Packard Co. .............................           5,400           86,940
Intel Corp. .....................................          18,600          380,184
International Business Machines Corp. ...........           5,200          479,960
Intuit, Inc. (b) ................................             500           17,900
Jabil Circuit, Inc. (b) .........................             600           10,740
Juniper Networks, Inc. (b) ......................             200            1,940
KLA-Tencor Corp. (b) ............................             600           18,948
Lexmark International Group, Inc. (b) ...........             400           17,884
Linear Technology Corp. .........................             900           29,520
LSI Logic Corp. (b) .............................           1,100           12,925
Lucent Technologies, Inc. (b) ...................           9,400           53,862
Maxim Integrated Products, Inc. (b) .............           1,000           34,940
Mercury Interactive Corp. (b) ...................             200            3,808
Micron Technology, Inc. (b) .....................           1,700           32,011
Microsoft Corp. (b) .............................          14,800          757,317
Minnesota Mining & Manufacturing Co. ............           1,700          167,280
Motorola, Inc. ..................................           6,090           95,004
National Semiconductor Corp. (b) ................             400            8,820
NCR Corp. (b) ...................................             100            2,965
Network Appliance, Inc. (b) .....................             800            5,440
Newport Corp. ...................................             300            4,230
Novell, Inc. (b) ................................             500            1,830
Novellus Systems, Inc. (b) ......................             500           14,280
Oracle Corp. (b) ................................          15,500          194,990
Palm, Inc. (b) ..................................           1,434            2,094
Parametric Technology Corp. (b) .................             500            2,595





                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                       September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------
PeopleSoft, Inc. (b) ............................             700           12,628
Qlogic Corp. (b) ................................             200            3,800
Qualcomm, Inc. (b) ..............................           2,100           99,834
Riverstone Networks, Inc. (b) ...................             205            1,076
Sanmina Corp. (b) ...............................           1,000           13,580
Sapient Corp. (b) ...............................             300            1,155
Scientific-Atlanta, Inc. ........................             400            7,020
Siebel Systems, Inc. (b) ........................           1,200           15,612
Solectron Corp. (b) .............................           1,900           22,135
Sun Microsystems, Inc. (b) ......................           9,200           76,084
Symbol Technologies, Inc. .......................             600            6,294
Tektronix, Inc. (b) .............................             200            3,498
Tellabs, Inc. (b) ...............................           1,200           11,856
Teradyne, Inc. (b) ..............................             600           11,700
Texas Instruments, Inc. .........................           5,000          124,900
TMP Worldwide, Inc. (b) .........................             300            8,517
Unisys Corp. (b) ................................             800            6,928
Univision Communications, Inc. (b) ..............             500           11,475
Veritas Software Corp. (b) ......................           1,067           19,675
Vitesse Semiconductor Corp. (b) .................             600            4,650
Xerox Corp. .....................................           1,800           13,950
Xilinx, Inc. (b) ................................             900           21,177
Yahoo, Inc. (b) .................................           1,400           12,334
                                                                         ---------
                                                                         4,488,189
                                                                         ---------
TRANSPORTATION - 0.8%
AMR Corp. (b) ...................................             500            9,570
Burlington Northern Santa Fe Corp. ..............           1,300           34,775
CSX Corp. .......................................             500           15,750
Delta Air Lines, Inc. ...........................             400           10,540
FedEx Corp. (b) .................................           1,000           36,750
Norfolk Southern Corp. ..........................           1,100           17,732
Northwest Airlines Corp., Class A (b) ...........             100            1,141
Southwest Airlines Co. ..........................           2,100           31,164
U.S. Airways Group, Inc. (b) ....................             100              465
Union Pacific Corp. .............................             700           32,830
United Parcel Service, Inc. - Class B ...........             200           10,396
                                                                         ---------
                                                                           201,113
                                                                         ---------
UTILITIES - 3.3%
Allegheny Energy, Inc. ..........................             300           11,010
Ameren Corp. ....................................             400           15,360
American Electric Power Co., Inc. ...............             920           39,772
American Water Works, Inc. ......................             200            7,900
Cinergy Corp. ...................................             400           12,348
CMS Energy Corp. ................................             200            4,000
Consolidated Edison, Inc. .......................             700           28,504
Constellation Energy Group, Inc. ................             400            9,680
Dominion Resources, Inc. ........................             700           41,545
DQE, Inc. .......................................             100            1,924
DTE Energy Co. ..................................             400           17,220
Duke Energy Corp. ...............................           2,200           83,270
Edison International ............................             800           10,528
Enron Corp. .....................................           2,100           57,183
Entergy Corp. ...................................             600           21,336
Exelon Corp. ....................................           1,100           49,060
First Energy Corp. ..............................             700           25,165


COMMON STOCKS - 96.5% (CONTINUED)
SECURITY DESCRIPTION                                       SHARES        VALUE ($)
--------------------                                       ------        ---------

Florida Power & Light Group, Inc. ...............             600           32,130
General Public Utilities, Inc. ..................             300           12,108
Global Crossing Ltd. (b) ........................           2,620            4,716
Niagara Mohawk Holdings, Inc. (b) ...............             500            8,485
Nisource, Inc. ..................................             456           10,629
PG&E Corp. ......................................           1,300           19,760
Pinnacle West Capital Corp. .....................             300           11,910
PPL Corp. .......................................             400           13,040
Progress Energy, Inc. ...........................             600           25,794
Public Service Enterprise Group .................             700           29,785
Qwest Communications International, Inc. ........           4,575           76,403
Reliant Energy, Inc. ............................           1,000           26,320
Sempra Energy ...................................             500           12,375
Southern Co. ....................................           2,100           50,358
TXU Corp. .......................................             700           32,424
Williams Cos., Inc. .............................           1,400           38,220
Xcel Energy, Inc. ...............................           1,355           38,143
                                                                        ----------
                                                                           878,405
                                                                        ----------
TOTAL COMMON STOCKS .............................                       25,717,143
                                                                        ----------

INVESTMENT COMPANIES - 3.5%
Kent Government Money Market Fund ...............         938,205          938,205
                                                                        ----------
TOTAL INVESTMENT COMPANIES ......................                          938,205
                                                                        ----------

TOTAL INVESTMENTS
(COST $34,144,525) (a) - 100.0%..................                       26,655,348
                                                                        ==========


------------
Percentages indicated are based on net assets of $26,658,129.

(a) Cost differs from value by net unrealized depreciation of securities as follows:
         Unrealized appreciation             $1,488,062
         Unrealized depreciation             (8,977,239)
                                            -----------
         Net unrealized depreciation        ($7,489,177)
                                            ===========

(b) Non-income producing security.

ADR - American Depositary Receipt




                       See Notes to Financial Statements

--------------------------------------------------------------------------------

Financial Statements                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)

ASSETS:
Investments, at value (cost $34,144,525) .......                 $ 26,655,348
Dividends receivable ...........................                       21,708
Prepaid expenses ...............................                        6,783
                                                                 ------------
        TOTAL ASSETS ...........................                   26,683,839

LIABILITIES:
Accrued expenses and other liabilities:
    Investment adviser .........................  $   5,834
    Administration .............................        429
    Other ......................................     19,447
                                                  ---------
        TOTAL LIABILITIES ......................                       25,710
                                                                 ------------

NET ASSETS .....................................                 $ 26,658,129
                                                                 ============

COMPOSITION OF NET ASSETS:
Capital ........................................                 $ 34,219,077
Accumulated net investment income ..............                      129,497
Accumulated net realized losses from
    investment transactions ....................                     (201,268)
Unrealized depreciation from investments .......                   (7,489,177)
                                                                 ------------
NET ASSETS .....................................                 $ 26,658,129
                                                                 ============
Shares outstanding (par value $0.001, unlimited
    number of shares authorized) ...............                    3,466,873
                                                                 ============
Net Asset Value, Offering Price and Redemption
    Price per share ............................                 $       7.69
                                                                 ============

STATEMENT OF OPERATIONS
For the six months ended September 30, 2001 (Unaudited)

INVESTMENT INCOME:
Dividend ......................................                   $   199,426
                                                                  -----------
         TOTAL INVESTMENT INCOME ..............                       199,426

EXPENSES:
    Investment adviser ........................       $  73,275
    Administration ............................          29,310
    Accounting ................................          13,173
    Custodian .................................           4,085
    Printing ..................................           6,072
    Transfer agency ...........................           9,930
    Other .....................................          12,510
                                                      ---------
        Total expenses before fee reductions ..                       148,355
        Fees reduced by Administrator .........                        (7,328)
        Fees reduced by Investment adviser ....                       (31,114)
                                                                  -----------
        NET EXPENSES ..........................                       109,913
                                                                  -----------

NET INVESTMENT INCOME .........................                        89,513
                                                                  -----------

NET REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains from investment transactions                        84,017
Change in unrealized appreciation/depreciation
    from investments ..........................                    (2,910,509)
                                                                  -----------
Net realized/unrealized losses from investments                    (2,826,492)
                                                                  -----------
CHANGE IN NET ASSETS FROM OPERATIONS ..........                   ($2,736,979)
                                                                  ===========


                       See Notes to Financial Statements

--------------------------------------------------------------------------------

Financial Statements                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the six months ended
                                                                       September 30, 2001   For the year ended
                                                                           (Unaudited)        March 31, 2001
                                                                           -----------        --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .........................................        $     89,513         $    139,539
   Net realized gains (losses) from investment transactions ......              84,017             (269,530)
   Change in unrealized appreciation/depreciation from investments          (2,910,509)          (7,097,431)
                                                                          ------------         ------------
CHANGE IN NET ASSETS FROM OPERATIONS .............................          (2,736,979)          (7,227,422)
                                                                          ------------         ------------

DIVIDENDS:
   Net investment income .........................................                  --             (145,853)
   Net realized gains from investment transactions ...............                  --             (101,483)
                                                                          ------------         ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS ..................                  --             (247,336)
                                                                          ------------         ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ...................................           2,853,279            8,726,627
   Dividends reinvested ..........................................                  --              247,205
   Cost of shares redeemed .......................................          (1,117,712)          (3,052,377)
                                                                          ------------         ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............           1,735,567            5,921,455
                                                                          ------------         ------------
CHANGE IN NET ASSETS .............................................          (1,001,412)          (1,553,303)

NET ASSETS:
   Beginning of period ...........................................          27,659,541           29,212,844
                                                                          ------------         ------------
   End of period .................................................        $ 26,658,129         $ 27,659,541
                                                                          ============         ============

SHARE TRANSACTIONS:
   Issued ........................................................             332,646              872,619
   Reinvested ....................................................                  --               24,895
   Redeemed ......................................................            (119,526)            (299,563)
                                                                          ------------         ------------
CHANGE IN SHARES .................................................             213,120              597,951
                                                                          ============         ============


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                       WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

                                                          For the six months ended                            For the period
                                                             September 30, 2001       For the year ended    July 31, 1999 to
                                                                 (Unaudited)             March 31, 2001     March 31, 2000 (a)
                                                                 -----------             --------------     ------------------

NET ASSET VALUE, BEGINNING OF PERIOD .........................     $  8.50                  $ 11.00              $ 10.00

INVESTMENT ACTIVITIES:
   Net investment income .....................................        0.03                     0.05                 0.04
   Net realized and unrealized gains (losses) from
     investment transactions..................................       (0.84)                   (2.47)                0.98
                                                                   -------                  -------              -------
   Total from investment activities ..........................       (0.81)                   (2.42)                1.02
                                                                   -------                  -------              -------

DIVIDENDS:
   Net investment income .....................................          --                    (0.05)               (0.02)
   Net realized gains from investment transactions ...........          --                    (0.03)               (0.00)*
                                                                   -------                  -------              -------
   Total dividends ...........................................          --                    (0.08)               (0.02)
                                                                   -------                  -------              -------

NET ASSET VALUE, END OF PERIOD ...............................     $  7.69                  $  8.50              $ 11.00
                                                                   =======                  =======              =======
TOTAL RETURN .................................................       (9.53%)(b)              (22.09%)              10.23%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000's) .......................     $26,658                  $27,660              $29,213
   Ratio of expenses to average net assets ...................        0.75%(c)                 0.75%                0.75%(c)
   Ratio of net investment income to average net assets ......        0.61%(c)                 0.47%                0.57%(c)
   Ratio of expenses to average net assets (d) ...............        1.01%(c)                 1.04%                1.01%(c)
   Portfolio turnover ........................................        2.59%                    6.82%                8.20%


 *  Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Market and Performance Review        WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND+
                                               Manager Commentary by Geeta Aiyer
--------------------------------------------------------------------------------


A PERSONAL NOTE

The terrorist attacks of September 11 shocked our nation and changed our lives in many ways. We would like to express our heartfelt sympathy to everyone directly affected, especially those who lost family, friends and co-workers. As some of you already know, we are able to tell you that all of our immediate family, friends and co-workers are safe. Our thoughts are with you as we rededicate ourselves to our primary responsibility to be good stewards of your assets.

The Walden/BBT International Social Index Fund lost 14.93% for the six months ended September 30, 2001. This was in line with the commonly used international developed country market benchmark, the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index, which was down 14.90% for the same period.

This was a very difficult quarter for equity markets around the world. Sixteen of the 21 country markets represented in the index had double digit-negative returns. Only one, Portugal, had a small positive return of 0.2%. Both European and Pacific components of the EAFE index were negative in the third quarter, with Europe off 12.11%, and the Pacific down 18.29%.

As was the case in the United States, news of economic slowdown took many international markets down even before the tragic events of September 11. The additional uncertainty that ensued from the terrorist attacks has made a concerted worldwide recession more certain. The U.S. dollar weakened against three major currencies this quarter: the Euro (7.0%), the Japanese yen (4.5%) and the British pound (4.3%).

Most major market sectors declined, with technology, consumer cyclicals and capital goods being the worst performers. Sectors that are not as sensitive to the pace of economic activity, such as health care and utilities, fared better, and regions like the United Kingdom, which was down 7.9% and contains many such companies, declined less than the overall indices.

The composition of the MSCI EAFE Index is undergoing some changes as part of a year-long process of changing the EAFE index to reflect free float rather than market capitalization. Morgan Stanley Capital International intends to complete the transition to a free-float based index by May 2002. The Walden/BBT International Social Index Fund has begun the process of reflecting these changes in the Fund's portfolio. As a first step, we have completed the social screening of the index's largest participants, re-optimized to create a portfolio that tracks the provisional index. We anticipate that there will be another round of changes to adjust the portfolio for the smaller stocks in the index.

In a quarter with weak returns worldwide, there were a few bright spots. Fag Kugelfischer of Germany (up 57.6%), CIN Corp of Portugal (up 40.4%), and Taisei Corp of Japan (up 31.1%) all managed to turn in solid returns. It was two Swiss companies, though, that contributed most to the Fund's return. Novartis AG (1.87% of net assets) and Swisscom AG (0.19%) gained 8.2% and 22.6%, respectively, to contribute 0.19% to return. Other big contributors included BP Amoco PLC (UK) at 4.56% of net assets added 0.05%; L'Oreal SA (France) at 0.57% contributed 0.04%; and Central Japan Railway (Japan) at 0.22% of assets added 0.02%.++

Big detractors this quarter came from a variety of countries and sectors. Toyota Motor Corp. of Japan (1.05% of net assets), Nokia Corp. Oyj of Finland (1.37%) and Deutsche Telecom AG of Germany (0.54%) fell 26.8%, 27.9% and 33.9%, respectively, detracting 0.46%, 0.41% and 0.24%, respectively, from Fund performance.++

The Fund's social guidelines both helped and hurt returns. Some securities that the Fund is precluded from holding declined more than the market. We feel not owning these stocks helped the Fund to have better relative performance. For example, Siemens AG and DaimlerChrysler AG, both of Germany, declined 37.8% and 35.2% respectively. However, six large-capitalization stocks that the Fund cannot hold performed better than the market, and not owning them could have possibly hurt the Fund's relative performance.

On behalf of our entire team, I thank you for your continued confidence in our services. Please feel free to contact us at (617) 695-5174 with any questions or comments.


/s/ Geeta Aiyer

Geeta Aiyer
Portfolio Manager
Boston Trust Investment Management, Inc.

--------------------------------------------------------------------------------

                                      WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investment Performance                                        September 30, 2001
--------------------------------------------------------------------------------

Fund Net Asset Value: $7.52                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                                  AS OF SEPTEMBER 30, 2001
                                                                                 --------------------------
                                                   QUARTER          SIX                     SINCE INCEPTION
                                                   TO DATE         MONTH         1 YEAR     AUGUST 26, 1999
                                                   -------         -----         ------     ---------------
WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND*        -13.36%        -14.93%        -28.30%        -12.24%
MSCI EAFE Index1                                   -14.00%        -14.90%        -28.53%        -14.72%

* After all expenses at an annual rate of 1.00%, the adviser's expense limitation.
1 Data calculated for the indices indicated were calculated based on the closest calendar date to the Fund inception available for the index.

+ International investing involves increased risk and volatility.
++ Portfolio composition is subject to change.

The Morgan Stanley Capital International (MSCI EAFE) Europe, Australasia and Far East Index represents the performance of stock markets in the indicated regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3%
SECURITY DESCRIPTION                                     SHARES          VALUE ($)
--------------------                                     ------          ---------

AUSTRALIA - 3.5%
Amcor Ltd. .......................................          18,037          55,455
AMP Ltd. .........................................           8,533          76,389
Australia & New Zealand Banking Group Ltd. .......          12,400          97,789
Australian Gas Light Co., Ltd. ...................           3,000          12,584
Boral Ltd. .......................................          67,326          97,683
Brambles Industries Ltd. .........................          11,148          56,444
Coca-Cola Amatil Ltd. ............................          10,000          26,945
Commonwealth Bank of Australia ...................           7,305          94,092
Computershare Ltd. ...............................          14,227          31,174
CSL Ltd. .........................................           1,697          37,644
CSR Ltd. .........................................          22,711          70,050
ERG Ltd. .........................................          34,768           9,952
Faulding (F.H.) & Company Ltd. ...................           8,953          72,726
Futuris Corp., Ltd. ..............................          19,811          14,958
Goodman Fielder Ltd. .............................          16,870          11,239
James Hardie Industries Ltd. .....................          19,565          43,932
Lend Lease Corp., Ltd. ...........................           4,239          23,137
Mayne Nickless Ltd. ..............................          11,611          40,512
National Australia Bank ..........................          11,100         140,562
Pacific Dunlop Ltd. ..............................          21,600           7,675
QBE Insurance Group Ltd. .........................           2,430           6,895
Santos Ltd. ......................................          52,016         151,967
Suncorp-Metway Ltd. ..............................           1,986          12,114
Telstra Corp., Ltd. ..............................          27,886          72,112
Transurban Group (b) .............................          11,064          24,407
Wesfarmers Ltd. ..................................           2,656          38,877
Westpac Banking Corp. ............................          17,700         116,088
Woodside Petroleum Ltd. ..........................          14,572          99,312
                                                                         ---------
                                                                         1,542,714
                                                                         ---------
AUSTRIA - 0.8%
Best Water Technology AG .........................             600          15,464
Boehler-Uddeholm .................................           1,688          71,407
EVN AG ...........................................             600          22,994
Flughafen Wien AG ................................             514          14,039
Mayr-Melnhof Karton AG ...........................             551          27,188
Oesterreichische Elektrizitaetswirtschafts AG ....             250          21,174
OMV AG ...........................................           1,401         113,619
Osterreichische Luftverkehrs AG ..................           1,062           8,211
RHI AG ...........................................           1,661          19,665
Wienerberger Baustoffindustrie AG ................           2,000          29,726
                                                                         ---------
                                                                           343,487
                                                                         ---------
BELGIUM - 1.3%
Agfa Gevaert NV ..................................           2,175          25,949
Bekaert SA .......................................             600          19,945
Colruyt SA .......................................             500          21,174
Compagnie Maritime Belge SA ......................             340          13,934
D' Ieteren NV ....................................              60           7,459
Delhaize-Le Lion SA ..............................             800          44,844
Dexia ............................................           3,400          51,710
Dolmen Computer Applications .....................           1,069          10,514
Fortis B .........................................           5,150         125,883
Glaverbel SA .....................................             346          27,446
Groupe Bruxelles Lambert SA ......................           2,125         103,537
KBC Bancassurance Holding NV .....................           1,950          61,375

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

UCB SA ...........................................           1,400          56,482
                                                                         ---------
                                                                           570,252
                                                                         ---------
DENMARK - 1.4%
Bang & Olufsen Holding A/S .......................             321           5,032
D/S 1912 .........................................              11          64,666
Dampskibsselkabet Svendborg ......................              10          75,934
Danisco A/S ......................................             750          26,454
Danske Bank A/S ..................................           5,567          87,272
Det Ostasiatiske Kompagni (b) ....................             812          17,901
GN Store Nord A/S ................................           2,100           9,876
Group 4 Falck A/S ................................             237          26,124
H. Lundbeck A/S ..................................             300           6,981
ISS A/S (b) ......................................             414          21,549
Navision Damgaard A/S (b) ........................             218           3,978
NKT Holding A/S ..................................             315           4,012
Novo Nordisk A/S .................................           2,448         101,639
Novozymes A/S, Class B ...........................           1,395          30,924
Radiometer A/S ...................................           1,612          34,353
Tele Danmark A/S .................................           1,400          49,039
Vestas Wind Systems A/S ..........................             897          26,696
William Demant Holding A/S (b) ...................             665          14,986
                                                                         ---------
                                                                           607,416
                                                                         ---------
FINLAND - 2.0%
Finnlines Oyj ....................................             513           9,297
KCI Konecranes International .....................             300           7,431
Kone Corp. Oyj, Class B ..........................             246          16,355
Metso Oyj ........................................           1,586          12,797
Nokia Corp. Oyj ..................................          37,249         608,921
Raisio Group PLC .................................           5,266           4,652
Sampo-Leonia Insurance Co., Class A ..............           2,380          18,185
Sonera Oyj .......................................           1,744           4,733
Stonesoft Oyj (b) ................................           1,060           1,332
Stora Enso Oyj ...................................           6,200          69,169
TietoEnator Oyj, Class B .........................             630          11,905
UPM-Kymmene Oyj ..................................           2,450          69,838
Uponor Oyj .......................................           1,625          22,717
Wartsila Oyj, Class A ............................           1,466          25,234
Wartsila Oyj, Class B ............................             516           8,882
                                                                         ---------
                                                                           891,448
                                                                         ---------
FRANCE - 7.0%
Accor SA .........................................           2,658          75,525
Air Liquide ......................................           1,468         205,887
Axa ..............................................          11,032         217,718
Banque Nationale de Paris ........................           2,729         223,183
Bongrain SA ......................................             720          25,448
Business Objects SA (b) ..........................             300           5,738
Cap Gemini SA ....................................             754          40,136
Carrefour Supermarche ............................           4,900         236,066
Casino Guichard Perrachon ........................             800          61,710
Castorama Dubois Investissement SA ...............             600          27,868
Cereol (b) .......................................             733          15,354
Cerestar (b) .....................................             733          19,025
Club Mediterranee ................................             243           8,188
Compagnie Francaise d'Etudes et de
   Construction Technip SA .......................             615          77,516

                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------
Compagnie Generale de Geophysique SA (b) .........             343          10,777
Dassault Systems SA ..............................             709          21,599
Essilor International SA .........................           2,350          65,382
France Telecom ...................................           3,231         101,870
Gecina ...........................................           1,059          81,303
Imerys ...........................................             880          77,418
L'Oreal SA .......................................           3,686         254,118
Legrand ..........................................             300          36,337
Natexis Banques Populaires .......................              86           7,182
Pinault-Printemps-Redoute ........................             989         109,074
Provimi (b) ......................................             733           8,011
Publicis Groupe ..................................           1,150          19,375
Sanofi-Synthelabo SA .............................           3,529         229,794
Schneider Electric SA ............................             500          18,214
SEB SA ...........................................             343          12,511
Simco ............................................             951          64,957
Societe BIC SA ...................................           1,040          32,013
Societe Eurafrance SA ............................             689          31,324
Societe Generale .................................           2,854         142,435
Sodexho Alliance SA ..............................           1,215          51,453
STMicroelectronics NV ............................           4,564          98,010
Unibail ..........................................             414          20,548
Valeo SA .........................................           1,430          45,125
Vivendi Universal SA .............................           7,307         338,387
                                                                         ---------
                                                                         3,116,579
                                                                         ---------
GERMANY - 5.8%
Adidas AG ........................................             200          10,255
Aixtron AG .......................................             200           3,315
Allianz AG .......................................           1,482         336,069
Altana AG ........................................             507          24,472
Beiersdorf AG ....................................             784          85,823
Bilfinger & Berger Bau AG ........................           1,927          31,063
Buderus AG .......................................           1,379          32,904
Continental AG ...................................           6,175          60,454
Deutsche Bank AG .................................           6,045         329,489
Deutsche Lufthansa AG ............................           5,848          55,921
Deutsche Telecom AG ..............................          15,587         242,598
Douglas Holding AG ...............................             650          16,397
EM.TV & Merchandising AG (b) .....................              84             123
Epcos AG .........................................             318          10,426
FAG Kugelfischer Georg Schaefer AG ...............           4,300          43,038
Gehe AG ..........................................             831          34,359
Henkel KGaA ......................................             600          32,950
Henkel KGaG-Korzug ...............................           1,139          65,869
Hochtief AG ......................................             950           9,344
HypoVereinsbank ..................................           3,662         104,720
Infineon Technologies AG .........................           2,292          28,075
Kamps AG .........................................             496           3,072
Karstadt Quelle AG ...............................           1,000          29,371
Lenzing AG .......................................             294          20,510
Linde AG .........................................           1,343          52,226
Merck AG .........................................           1,662          59,787
Metro AG .........................................           1,573          51,572
MLP AG ...........................................             100           5,965
Muenchener Rueckversicher ........................           1,450         376,351

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

SAP AG-Vorzug ....................................           1,658         175,609
Schering AG ......................................           2,400         119,121
SGL Carbon (b) ...................................             543           8,753
Software AG, Registered ..........................             100           3,825
Volkswagen AG ....................................           2,903         101,258
WCM Beteiligungs & Grundbesi AG (b) ..............           2,197          23,610
                                                                         ---------
                                                                         2,588,694
                                                                         ---------
GREECE - 0.3%
Alpha Bank A.E ...................................           1,070          18,827
Bank of Piraeus ..................................             900           6,410
Coca-Cola Hellenic Bottling Co., SA ..............             730           9,121
Commercial Bank of Greece ........................             530          13,679
EFG Eurobank Ergasias ............................           1,010          11,056
Hellenic Telecommunications Organization SA ......           1,940          31,413
M.J. Maillis SA ..................................           1,300           4,854
National Bank of Greece SA .......................           1,400          30,141
Panafon Hellenic Telecom SA ......................           1,440           5,718
Titan Cement Co. .................................             220           6,904
Viohalco, Hellenic Copper and Aluminum
   Industry SA ...................................             700           5,126
                                                                         ---------
                                                                           143,249
                                                                         ---------
HONG KONG - 1.7%
Amoy Properties Ltd. .............................          12,000          11,616
ASM Pacific Technology Ltd. ......................           6,000           6,962
Bank of East Asia Ltd. ...........................           8,400          16,747
Cathay Pacific Airways ...........................          32,000          27,489
Cheung Kong Group ................................          11,000          85,679
Cheung Kong Infrastructure Holdings Ltd. .........           3,000           4,923
Hang Lung Development Co., Ltd. ..................           1,000             814
Hang Seng Bank ...................................           8,500          88,003
Henderson Land Development Co., Ltd. .............           9,000          29,483
Hong Kong & China Gas ............................          53,240          66,554
Hongkong & Shanghai Hotels Ltd. ..................          26,000           7,084
Hongkong Electric Holdings Ltd. ..................             500           1,923
Hutchison Whampoa ................................          22,700         168,805
Hysan Development Co., Ltd. ......................           9,000           7,731
Johnson Electric Holdings Ltd. ...................          31,000          28,220
Li & Fung Ltd. ...................................          16,564          15,716
Pacific Century CyberWorks Ltd. (b) ..............          77,491          19,076
Sino Land Co., Ltd. ..............................          32,000           8,924
South China Morning Post .........................          36,000          17,309
Sun Hung Kai Properties Ltd. .....................          11,600          73,918
Swire Pacific Ltd. ...............................          12,018          45,225
Television Broadcasts Ltd. .......................           3,000           8,135
The Wharf Holdings Ltd. ..........................          16,000          26,566
                                                                         ---------
                                                                           766,902
                                                                         ---------
IRELAND - 1.2%
Allied Irish Banks PLC ...........................           6,700          60,225
Bank of Ireland (b) ..............................           8,800          69,724
CRH PLC ..........................................           3,700          54,925
DCC PLC ..........................................           2,334          19,981
Eircom PLC .......................................          12,766          15,812
Elan Corp., PLC (b) ..............................           2,332         115,745
Independent News & Media PLC .....................           9,502          14,192
IONA Technologies PLC (b) ........................             240           2,057

                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

Irish Life & Permanent PLC .......................           3,346          32,910
Kerry Group PLC, Class A .........................           5,468          69,468
Ryanair Holdings PLC (b) .........................           2,369          19,353
Smurfit (Jefferson) Group ........................          15,300          26,196
Waterford Wedgewood PLC ..........................          34,270          19,350
                                                                         ---------
                                                                           519,938
                                                                         ---------
ITALY - 4.9%
Alleanza Assicurazioni ...........................           2,700          26,433
Assicurazioni Generali ...........................           8,561         230,000
Autogrill SpA ....................................           2,914          20,010
Autostrade SpA ...................................          11,002          70,138
Banca di Roma SpA (b) ............................          10,505          23,248
Banca Fideuram SpA ...............................           1,400           8,262
Banca Monte dei Paschi di Siena SpA ..............           2,100           5,460
Banca Nazionale del Lavoro .......................           5,700          11,991
Banca Popolare di Milano SpA .....................           3,500          13,866
Benetton Group SpA ...............................           2,836          26,732
Bipop-Carire SpA .................................          13,485          28,001
Bulgari SpA ......................................           2,253          16,743
Danieli & Co. SpA ................................          11,289          30,946
Danieli & Co. SpA RNC ............................           4,710           7,549
Enel SpA .........................................          22,866         134,106
ENI SpA ..........................................          34,232         424,922
Gruppo Editorale L'Espresso SpA ..................           4,590           9,614
Impregilo SpA (b) ................................          22,132           9,352
IntesaBci SpA ....................................          33,729          83,398
IntesaBci SpA RNC ................................           6,631          10,870
Italgas SpA ......................................           2,835          25,896
La Rinascente SpA ................................           6,024          21,561
La Rinascente SpA RNC ............................           4,009          11,574
Mediaset SpA .....................................           8,586          48,167
Mediobanca .......................................           3,783          35,934
Mediolanum SpA ...................................           1,700          11,132
Mondadori (Arnoldo) Editore SpA ..................           3,010          15,351
Parmalat Finanziaria SpA .........................           8,346          21,966
Pirelli SpA ......................................          26,444          38,340
Pirelli SpA RNC ..................................           3,977           5,516
Riunione Adriatica di Sicurta SpA ................           4,555          54,758
San Paolo-IMI SpA ................................           9,536         100,046
Seat-Pagine Gialle SpA (b) .......................          36,171          26,617
Societa Assicuratrice Industriale SpA ............             700           7,561
Societa Assicuratrice Industriale SpA RNC ........           2,062          11,061
T.I.M. SpA .......................................          37,829         183,626
Telecom Italia SpA ...............................          23,813         179,784
Telecom Italia SpA RNC ...........................          14,570          61,834
Tiscali SpA (b) ..................................           1,793           8,589
Unicredito Italiano SpA ..........................          34,199         130,500
                                                                         ---------
                                                                         2,191,454
                                                                         ---------
JAPAN - 22.0%
77 Bank, Ltd. ....................................           2,000           9,653
Acom Co., Ltd ....................................             700          61,756
Aderans Co., Ltd. ................................             600          22,664
Advantest Corp. ..................................             700          29,673
Aiful Corp. ......................................             100           8,394
Ajinomoto Co., Inc. ..............................           6,000          69,101


COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

Alps Electric Co. ................................           2,000          11,836
Amada Co., Ltd. ..................................           4,000          19,475
Asahi Bank Ltd. ..................................          16,000          17,863
Asahi Chemical Industry Co., Ltd. ................          16,000          53,723
Asahi Glass Co., Ltd. ............................          13,000          69,512
Asatsu-DK, Inc. ..................................             600          14,102
Bank of Yokohama Ltd. ............................           6,000          23,017
Benesse Corp. ....................................           1,100          33,703
Canon, Inc. ......................................           7,000         192,143
CAPCOM Co., Ltd. .................................             100           2,065
Casio Computer Co., Ltd. .........................           5,000          27,785
Central Japan Railway ............................              14          98,128
Chiba Bank Ltd. ..................................           4,000          16,050
Chugai Pharmaceutical ............................           2,000          31,109
Chuo Mitsui Trust & Banking Co., Ltd. ............           2,000           2,988
Citizen Watch Co., Ltd. ..........................           4,000          20,012
Cosmo Oil Co., Ltd. ..............................          14,000          30,907
Credit Saison Co., Ltd. ..........................           1,400          30,202
CSK Corp. ........................................             800          16,453
DAI Nippon Printing Co., Ltd. ....................           7,000          70,335
Daiei, Inc. (b) ..................................           8,000           8,260
Daifuku Co., Ltd. ................................           1,000           4,071
Daiichi Pharmaceutical Corp. .....................           2,000          41,971
Daimaru, Inc. ....................................           4,000          15,580
Dainippon Ink & Chemicals, Inc. ..................           7,000          12,927
Dainippon Screen Manufacturing ...................           4,000          10,543
Daito Trust Construction Co., Ltd. ...............           1,700          27,470
Daiwa Bank, Ltd. .................................          11,000          12,558
Daiwa House Industry .............................           3,000          21,909
Daiwa Securities Group, Inc. .....................           8,000          55,469
Denki Kagaku Kogyo Kabushiki Kaisha ..............           5,000          10,073
Denso Corp. ......................................           7,000          99,891
East Japan Railway Co. ...........................              29         175,027
Eisai Co., Ltd. ..................................           2,000          48,518
Fanuc ............................................           1,600          60,035
Fast Retailing Co., Ltd. .........................             200          22,480
Fuji Machine Manufacturing Co., Ltd. .............           1,200          16,419
Fuji Photo Film ..................................           4,000         137,665
Fuji Soft ABC, Inc. ..............................             400          17,091
Fuji Television Network, Inc. ....................               5          24,931
Fujikura Ltd. ....................................           4,000          18,837
Fujisawa Pharmaceutical Co., Ltd. ................           1,000          22,790
Fujitsu Ltd. .....................................          14,000         117,401
Fujitsu Support & Service, Inc. ..................             100           2,627
Gunma Bank Ltd. ..................................           9,000          42,231
Hino Motors Ltd. .................................           2,000           6,346
Hirose Electric ..................................             400          25,183
Honda Motor Co., Ltd. ............................           5,000         162,428
Hoya Corp. .......................................           1,000          52,044
Isetan Co., Ltd. .................................           2,000          18,635
Ito-Yokado Co., Ltd. .............................           3,000         133,216
Japan Air Lines ..................................          16,000          37,606
Joyo Bank Ltd. ...................................           8,000          22,832
Jusco Co., Ltd. ..................................           2,000          40,124
Kadokawa Shoten Publishing Co., Ltd. .............             100           1,601



                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES        VALUE($)
--------------------                                        ------        --------

Kanebo Ltd. (b) ..................................           7,000          12,751
KAO Corp. ........................................           5,000         123,185
Katokichi Co., Ltd. ..............................           1,100          24,238
Keihin Electric Express Railway ..................          24,000          95,694
Keyence Corp. ....................................             200          26,861
Kinden Corp. .....................................           3,000          19,214
Kinki Nippon Railway Co., Ltd. ...................           7,210          28,809
Kokuyo Co., Ltd. .................................           1,000           9,653
Komatsu Ltd. .....................................          13,000          46,924
Konica Corp. .....................................           6,000          32,939
Koyo Seiko Co., Ltd. .............................           3,000          11,710
Kubota Corp. .....................................           8,000          22,496
Kuraray Co., Ltd. ................................           5,000          28,960
Kurita Water Industries ..........................           1,000          12,172
Kyocera Corp. ....................................           1,300          84,899
Kyowa Exeo Corp. .................................           3,000          26,265
Mabuchi Motor Co., Ltd. ..........................             100           8,184
Marui Co., Ltd. ..................................           4,000          54,797
Matsushita Communication Industrial Co., Ltd. ....             500          13,766
Matsushita Electric Industrial Co. ...............          15,000         183,833
Matsushita Electric Works, Ltd. ..................           2,000          16,100
Meiji Milk Product ...............................           4,000          13,766
Meitec Corp. .....................................             700          18,215
Mitsubishi Estate Co., Ltd. ......................          10,000          99,219
Mitsubishi Gas & Chemical Co. ....................           6,000          11,383
Mitsubishi Tokyo Financial Group, Inc. (b) .......              36         281,036
Mitsui Fudosan ...................................           6,000          68,497
Mitsui Marine & Fire Insurance ...................           9,450          53,068
Mitsui O.S.K. Lines Ltd. .........................           8,000          16,721
Mitsukoshi Ltd. ..................................           3,000           9,318
Mizuho Holdings, Inc. ............................              60         231,680
Mori Seiki .......................................           3,000          20,902
Murata Manufacturing Co., Ltd. ...................           1,700          97,465
Namco ............................................           1,100          16,621
Nankai Electric Railway ..........................          23,000          69,697
NEC Corp. ........................................          12,000          98,011
NGK Insulators ...................................           6,000          45,983
NGK Spark Plug ...................................           3,000          21,481
Nichiei Co., Ltd. ................................             500           3,966
Nichirei Corp. ...................................           4,000          12,793
Nidec Corp. ......................................             600          20,700
Nikko Cordial Corp. ..............................           9,000          47,822
Nikon Corp. ......................................           3,000          21,027
Nintendo Co., Ltd. ...............................             800         114,900
Nippon COMSYS Corp. ..............................           3,000          37,522
Nippon Express Co., Ltd. .........................           9,000          34,148
Nippon Fire & Marine Insurance ...................           1,000           3,769
Nippon Light Metal Co., Ltd. (b) .................          29,000          26,047
Nippon Meat Packers ..............................           2,000          18,837
Nippon Sheet Glass ...............................           3,000          11,282
Nippon Telegraph & Telephone Corp. ...............              38         177,352
Nippon Yusen Kabushiki Kaish .....................          14,000          43,482
Nisshinbo Industries .............................           3,000          13,573
Nissin Food Products Co., Ltd. ...................           1,300          27,990
Nitto Denko Corp. ................................           2,100          31,377

COMMON STOCKS  - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

NKK Corp. (b) ....................................          21,000          15,160
Nomura Securities Co., Ltd. ......................          13,000         169,907
Noritake Co., Ltd. ...............................           5,000          18,467
NSK Ltd. .........................................          10,000          30,051
NTN Corp. ........................................           6,000          12,742
NTT Data Corp. ...................................               3          13,372
NTT DoCoMo, Inc. .................................              23         310,836
Olympus Optical Co., Ltd. ........................           2,000          28,121
Omron Corp. ......................................           4,000          52,010
Oracle Corp. Japan ...............................             200          18,333
Oriental Land Co., Ltd. ..........................             900          55,528
Orix Corp. .......................................             780          65,147
Osaka Gas Co., Ltd. ..............................          16,000          51,574
Pioneer Corp. ....................................           2,000          40,208
Promise Co., Ltd. ................................             700          47,007
Ricoh Co., Ltd. ..................................           5,000          75,296
Rohm Co. .........................................           1,000          97,373
Sankyo Co., Ltd. .................................           3,000          53,009
Sanrio Co., Ltd. .................................           1,000           7,924
Sanyo Electric Co., Ltd. .........................          15,000          55,276
Secom ............................................           2,000         103,081
Seiyu Ltd. (b) ...................................           5,000          11,374
Sekisui Chemical Co. .............................           4,000          11,416
Sekisui House Ltd. ...............................           7,000          55,528
Seven-Eleven Japan Co., Ltd. .....................           3,000         121,380
Sharp Corp. ......................................           8,000          71,854
Shimachu Co., Ltd. ...............................           1,600          24,578
Shimamura Co., Ltd. ..............................             200          12,071
Shimano, Inc. ....................................           2,200          27,719
Shimizu Corp. ....................................           9,000          41,929
Shionogi & Co. ...................................           4,000          75,212
Shiseido Co., Ltd. ...............................           6,000          51,675
Shizuoka Bank Ltd. ...............................           8,000          60,102
Skylark Co., Ltd. ................................           1,000          23,336
SMC ..............................................             600          47,293
Softbank Corp. ...................................           1,400          24,796
Sony Corp. .......................................           6,200         228,473
Sumitomo Bank Ltd. ...............................          26,600         190,686
Sumitomo Osaka Cement Co. ........................           5,000           8,394
Sumitomo Realty & Development Co., Ltd. ..........           2,000          13,968
Sumitomo Trust & Banking Co., Ltd. ...............           7,000          34,668
Suruga Bank Ltd. .................................           1,000           7,546
Taiheiyo Cement Corp. ............................          12,000          29,816
Taisei Corp. .....................................          11,000          34,903
Taisho Pharmaceutical ............................           3,000          50,617
Taiyo Yuden Co., Ltd. ............................           2,000          24,780
Takashimaya Co., Ltd. ............................           4,000          25,787
Takeda Chemical Industries .......................           6,000         277,008
Takefuji Corp. ...................................             600          47,343
Takuma Co., Ltd. .................................           2,000          15,345
TDK Corp. ........................................             800          33,577
Teijin Ltd. ......................................           9,000          38,832
Teikoku Oil ......................................          12,000          53,689
Terumo Corp. .....................................           2,000          32,402
Toei .............................................           3,000           8,688


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------
Toho Co. .........................................             200          23,588
Tokio Marine & Fire Insurance ....................          11,000         101,477
Tokyo Broadcasting System ........................           1,000          17,586
Tokyo Electron Ltd. ..............................           1,500          52,632
Tokyo Gas Co., Ltd. ..............................          25,000          82,263
Tokyu Corp. ......................................          13,000          59,145
Toppan Printing Co., Ltd. ........................           5,000          47,217
Toray Industries, Inc. ...........................          13,000          35,138
Tosoh Corp. ......................................           7,000          12,692
Tostem Corp. .....................................           3,000          42,307
Toto Ltd. ........................................           3,000          16,243
Toyo Information Systems .........................           1,000          26,694
Toyo Seikan Kaisha ...............................           2,000          27,113
Toyobo Co., Ltd. .................................          11,000          16,251
Toyoda Automatic Loom Works ......................           3,000          50,239
Toyota Motor Corp. ...............................          18,200         467,488
Trans Cosmos .....................................             300           7,001
Trend Micro, Inc. (b) ............................             500           8,583
Uni-Charm Corp. ..................................             700          20,037
UNY Co., Ltd. ....................................           2,000          20,985
Ushio, Inc. ......................................           1,000          12,835
Wacoal Corp. .....................................           3,000          30,194
World Co., Ltd. ..................................             450          13,221
Yakult Honsha Co., Ltd. ..........................           2,000          21,271
Yamaha Corp. .....................................           3,000          21,657
Yamanouchi Pharmaceutical ........................           3,000          80,584
Yamato Transport Co., Ltd. .......................           4,000          79,745
Yasuda Fire & Marine Insurance Co., Ltd. .........           5,000          33,577
Yokogawa Electric ................................           3,000          21,733
                                                                         ---------
                                                                         9,799,241
                                                                         ---------
NETHERLANDS - 4.6%
ABN-Amro Holdings NV .............................          10,462         172,550
Aegon NV .........................................           8,822         230,746
Akzo Nobel .......................................           2,642         107,769
ASM Lithography Holding NV (b) ...................           3,036          33,787
Buhrmann NV ......................................           1,440           8,511
DSM NV ...........................................           1,350          40,388
Elsevier .........................................           6,180          72,097
Getronics NV .....................................           3,300           7,664
Hagemeyer NV .....................................           2,280          30,378
Hollandsche Beton Groep NV .......................             850          10,644
IHC Caland NV ....................................             820          35,435
ING Groep NV .....................................          13,102         351,165
KLM-Koninklijke Luchtvaart Mij NV ................           1,617          13,033
Koninklijke (Royal) KPN NV .......................           8,098          22,124
Koninklijke (Royal) Philips Electronics NV .......           9,898         192,003
Koninklijke Ahold NV .............................           6,999         194,410
Nedlloyd NV ......................................           1,442          18,582
OCE NV ...........................................           2,610          18,540
Qiagen NV (b) ....................................             921          13,504
TNT Post Group NV ................................           3,338          63,809
Unilever NV ......................................           4,258         230,342
Vedior NV ........................................           2,079          19,691
VNU NV ...........................................           1,431          40,335
Vopak ............................................           2,880          45,900

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

Wolters Kluwers NV ...............................           2,460          54,530
                                                                         ---------
                                                                         2,027,937
                                                                         ---------
NEW ZEALAND - 0.3%
Carter Holt Harvey Ltd. ..........................          61,533          37,046
Fletcher Challenge Forests Ltd. (b) ..............         945,489          96,154
Telecom Corp. of New Zealand Ltd. ................          10,000          17,940
                                                                         ---------
                                                                           151,140
                                                                         ---------
NORWAY - 0.8%
Bergesen D.Y. ASA, Class A .......................             965          15,939
Bergesen D.Y. ASA, Class B .......................           1,528          23,257
DNB Holding ASA ..................................           8,300          30,881
EDB Business Partner ASA (b) .....................           1,300           5,203
Elkem ASA ........................................           1,248          21,176
Frontline Ltd. ...................................           1,641          14,894
Leif Hoegh & Co. A/S (b) .........................           3,950          31,619
Merkantildata ASA (b) ............................           3,896           4,261
Nera ASA .........................................           2,801           7,674
Norske Skogindustrier ASA ........................           5,505          81,928
Opticom ASA (b) ..................................             155           3,163
Pan Fish ASA (b) .................................           1,000           3,044
Petroleum Geo-Services S/A (b) ...................           1,893          12,059
Schibsted ASA ....................................           1,652          15,273
Smedvig ASA, Class A .............................           2,787          22,938
Smedvig ASA, Class B .............................           2,625          18,053
Statoil ASA (b) ..................................           3,500          23,282
Tomra Systems ASA ................................           1,894          20,179
                                                                         ---------
                                                                           354,823
                                                                         ---------
PORTUGAL - 0.7%
Banco Commercial Portugues (b) ...................          14,860          56,975
Banco Espirito Santo SA ..........................           1,100          13,023
BPI-Soc Gestora de Participacces Sociais SA ......           4,900           9,684
Brisa Autostradas ................................           7,194          65,517
Cin-Corp Industrial Do Norte .....................           3,194          11,199
Electricidade de Portugal SA .....................          22,875          59,165
Jeronimo Martins, SGPS, SA (b) ...................           1,321           7,459
Portucel-Empresa Produtora de Pasta e Papel, SA ..           9,051           7,583
Portugal Telecom SA (b) ..........................           7,000          50,872
Sonae, SGPS, SA ..................................          26,428          13,478
                                                                         ---------
                                                                           294,955
                                                                         ---------
SINGAPORE - 0.8%
Chartered Semiconductor Manufacturing Ltd. (b) ...           6,644          11,661
City Developments Ltd. ...........................           2,000           4,733
Comfort Group Ltd. ...............................          34,000          11,164
Creative Technology Ltd. .........................             988           4,782
Cycle & Carriage .................................           6,458          10,530
DBS Group Holdings Ltd. ..........................           6,772          36,997
Haw Par Corp., Ltd. ..............................          16,000          30,073
NatSteel Ltd. ....................................           4,000           1,687
Neptune Orient Lines Ltd. (b) ....................          19,439           8,804
Overseas Union Enterprise Ltd. ...................           4,000          12,115
Parkway Holdings Ltd. ............................          21,000          11,532
Singapore Airlines Ltd. ..........................          10,260          46,470
Singapore Press Holdings .........................           4,500          40,253
Singapore Telecommunications .....................          59,000          60,459
The Straits Trading Co., Ltd. ....................          13,000          12,585



                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

United Industrial Corp., Ltd. ....................          33,000          12,984
United Overseas Bank .............................           7,975          43,344
Venture MFG Singapore Ltd. .......................           1,428           7,074
                                                                         ---------
                                                                           367,247
                                                                         ---------
SPAIN - 3.4%
Acerinox SA ......................................           1,629          40,204
ACS, Actividades de Construccion y Servicios .....             740          17,785
Aguas de Barcelona (Gen De) ......................           2,100          27,903
Amadeus Global Travel Distribution SA, Class A ...           1,500           6,885
Autopistas Concesionaria Espanola SA .............           3,569          30,911
Azucarera Ebro Agricolas .........................           3,122          28,006
Banco Bilbao Vizcaya Argentaria SA ...............          20,939         215,485
Banco Santander Central Hispano SA ...............          29,126         223,344
Corporacion Financiara Alba SA ...................             629          11,915
Corporacion Mapfre, Compania Internacional
   de Reaseguros, SA .............................           1,470           8,688
Ebro Puleva SA, Bonus Rights .....................           3,122           5,459
Empresa Nacional de Celulosa .....................           2,299          24,706
Fabrica Espanola de Productos Quimicos y
   Farmaceuticos SA ..............................           2,950          31,301
Fomento de Construcciones y Contratas SA .........           1,600          31,037
Gas Natural SDG SA ...............................           2,401          42,989
Grupo Dragados SA ................................           3,900          47,771
Portland Valderrivas SA ..........................           3,688          77,418
Repsol SA ........................................          12,915         185,837
SOL Melia SA .....................................           3,642          24,611
Telefonica SA (b) ................................          31,491         348,168
Telepizza (b) ....................................           3,512           4,158
Vallehermoso SA ..................................           1,923          11,734
Viscofan, Industria Navarra de Envolturas
   Celulosicassas SA .............................           1,671           6,650
Zardoya Otis SA ..................................           4,853          41,236
Zeltia SA (b) ....................................             912           7,351
                                                                         ---------
                                                                         1,501,552
                                                                         ---------
SWEDEN - 2.3%
Assa Abloy AB, Class B ...........................           3,530          39,708
AssiDoman AB .....................................           1,139          27,707
Atlas Copco AB, Class A ..........................           2,524          44,007
Atlas Copco AB, Class B ..........................           2,316          37,993
Drott AB .........................................           1,100           9,229
Electrolux AB ....................................           3,000          31,215
Gambro AB, Class A ...............................           3,772          21,745
Hennes & Mauritz AB ..............................           5,414          93,127
Holmen AB, Class B ...............................             600          10,967
Modern Times Group  AB (b) .......................             500           8,952
NetCom AB (b) ....................................             925          22,891
Nordic Baltic Holding AB .........................          17,446          85,040
OM Gruppen AB ....................................             442           3,128
Sapa AB ..........................................           1,730          22,217
SAS AB (b) .......................................           4,343          22,391
Securitas AB .....................................           2,800          45,145
Skandia Forsakring AB ............................           6,567          35,704
Skandinaviska Enskilda Banken (SEB) ..............           4,825          33,696
Skanska AB, Class B ..............................           4,400          28,665
Ssab Svenskt Stal AB, Class A ....................           2,982          21,384
Ssab Svenskt Stal AB, Class B ....................           2,845          19,468
Svenska Cellulosa AB .............................           1,800          39,146

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

Svenska Handelsbanken ............................           3,900          50,633
Telefonaktiebolaget LM Ericsson AB ...............          53,149         192,312
Telia AB .........................................          11,321          49,028
Volvo AB, Class A ................................           1,300          16,086
Volvo AB, Class B ................................           2,100          27,067
WM-Data AB .......................................           3,000           5,174
                                                                         ---------
                                                                         1,043,825
                                                                         ---------
SWITZERLAND - 6.7%
Adecco SA, Registered ............................           1,389          47,345
Charles Voegele Holding AG .......................             214           9,161
Ciba Specialty Chemicals AG, Registered ..........             800          47,509
Clariant AG, Registered ..........................           1,600          23,953
Credit Suisse Group (b) ..........................           8,080         282,409
Ems-Chemie Holding AG (b) ........................              43         156,942
Forbo Holding AG .................................              75          19,486
Georg Fischer AG .................................             226          40,544
Jelmoli SA, Bearer ...............................              20          20,662
Jelmoli SA, Registered ...........................              78          15,682
Kudelski SA, Bearer (b) ..........................             360          12,260
Kuoni Reisen Holding .............................              54           9,687
Lonza AG .........................................             107          60,896
Novartis AG, Registered ..........................          21,320         834,853
SAirgroup (b) ....................................             858          21,788
Schindler Holding AG .............................              34          46,483
Schindler Holding AG, Registered .................              20          26,972
SGS Soc Gen Surveillance, Registered .............             193          22,565
Suez SA ..........................................           8,795         292,355
Swatch Group AG, Class B (b) .....................             480          34,741
Swatch Group AG, Registered (b) ..................           2,130          31,623
Swiss Reinsurance, Registered ....................           2,180         214,424
Swisscom AG ......................................             296          83,498
UBS AG, Registered ...............................           9,601         449,011
Unaxis Holding AG, Registered ....................             193          14,088
Valora Holding AG ................................             220          35,249
Zurich Financial Services AG .....................             550         112,448
                                                                         ---------
                                                                         2,966,634
                                                                         ---------
UNITED KINGDOM - 26.8%
3i Group PLC .....................................           4,200          43,024
Abbey National PLC ...............................          11,298         164,636
Aegis Group PLC ..................................           7,100           8,270
Airtours PLC .....................................           7,756          18,181
Amey PLC .........................................           3,100          14,056
Amvescap PLC .....................................           5,962          63,571
ARM Holdings PLC (b) .............................          10,548          36,353
Associated British Foods PLC .....................           2,024          13,594
AWG PLC ..........................................           8,784          75,200
BAA PLC ..........................................           8,700          68,855
Barclays PLC .....................................          12,781         351,078
Barratt Developments .............................          10,190          45,303
BBA Group PLC ....................................           7,594          24,889
Berkeley Group PLC ...............................           4,982          42,834
BG Group PLC .....................................          32,465         125,010
BOC Group PLC ....................................           5,100          70,270
Boots Co., PLC ...................................           9,562          87,693
BP Amoco PLC .....................................         246,360       2,031,245
BPB PLC ..........................................          14,204          50,832
British Airways PLC ..............................           9,700          25,697



                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3% (CONTINUED)
SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

British Land Co., PLC ............................           9,247          57,045
British Sky Broadcasting Group PLC (b) ...........           7,685          66,977
British Telecommunications PLC ...................          63,783         318,723
BTG PLC (b) ......................................             768           6,501
Cable & Wireless PLC .............................          17,807          73,082
Cadbury Schweppes PLC ............................          15,400          99,417
Canary Wharf Group PLC (b) .......................           6,078          42,051
Capita Group PLC .................................           5,733          30,860
Carlton Communications PLC .......................           5,006           9,748
Celltech Group PLC (b) ...........................           1,920          19,696
Centrica PLC .....................................          25,470          79,452
CGU PLC ..........................................          17,138         210,570
Chubb PLC ........................................           7,000          16,229
Close Brothers Group PLC .........................             900           8,512
CMG PLC ..........................................           4,651          16,559
Compass Group PLC ................................          14,391         100,306
De La Rue PLC ....................................           4,839          31,435
Eidos PLC (b) ....................................           1,629           3,609
Electrocomponents PLC ............................           3,470          20,833
EMI Group PLC ....................................           6,387          22,318
Enterprise Oil PLC ...............................          13,619         102,782
GlaxoSmithKline PLC ..............................          47,551       1,340,410
Granada Compass PLC ..............................          17,627          23,899
Great Portland Estates PLC .......................           9,124          34,530
Great Universal Stores PLC .......................           7,538          59,437
Hammerson PLC ....................................          10,971          68,769
Hays PLC .........................................          21,342          47,755
HBOS PLC .........................................          15,889         171,988
HSBC Holdings PLC ................................          69,284         728,571
Invensys PLC .....................................          30,322          15,709
Johnson Matthey PLC ..............................           4,554          60,739
Kelda Group PLC ..................................           2,900          15,983
Kingfisher PLC ...................................           8,182          37,217
Land Securities PLC ..............................           4,500          54,993
Lattice Group PLC ................................          39,634          89,997
Legal & General Group PLC ........................          36,700          79,693
Lloyds TSB Group PLC .............................          44,447         423,952
Logica PLC .......................................           4,005          39,702
London Bridge Software Holdings PLC ..............           1,640           2,398
Man Group PLC ....................................           1,100          14,122
Marconi PLC ......................................          29,132           7,814
Marks & Spencer PLC ..............................          29,199         109,538
Misys PLC ........................................           6,575          19,496
National Grid Group PLC ..........................          11,750          74,214
National Power PLC (b) ...........................          17,335          53,884
New Dixons Group PLC .............................          15,069          40,695
Next PLC .........................................           3,390          44,467
Novar PLC ........................................          17,286          32,916
Nycomed Amersham PLC .............................           7,136          60,515
Ocean Group PLC ..................................           8,555          65,507
Pace Micro Technology PLC ........................           1,846           6,240
Pearson PLC ......................................           6,554          69,642
Peninsular & Oriental Steam Navigation Co., PLC ..          14,687          40,203
Pilkington PLC ...................................          30,969          49,612
Provident Financial PLC ..........................           2,700          25,297
Prudential PLC ...................................          14,400         147,299
Psion PLC ........................................           3,390           1,931

COMMON STOCKS - 98.3% (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
SECURITY DESCRIPTION                                     AMOUNT ($)*      VALUE ($)
--------------------                                     -----------      ---------

Railtrack Group PLC ..............................           6,462          24,883
Reckitt Benckiser PLC ............................           5,571          79,871
Reed International PLC ...........................           9,900          81,626
Rentokil Initial PLC .............................          17,959          64,996
Reuters Group PLC ................................          11,191          98,273
Rexam PLC ........................................          11,848          60,554
RMC Group PLC ....................................           3,800          32,029
Royal & Sun Alliance Insurance Group .............          10,787          53,863
Royal Bank of Scotland Group PLC .................          21,351         469,753
Royal Bank of Scotland Group PLC, Value shares (b)             818           1,100
Safeway PLC ......................................           8,921          41,858
Sage Group PLC ...................................          10,433          25,185
Sainsbury (J) PLC ................................          16,703          87,883
Schroders PLC ....................................           1,750          17,065
Scottish & Southern Energy PLC ...................           4,058          38,438
Scottish Power PLC ...............................          13,221          79,132
Severn Trent PLC .................................           1,500          16,027
Signet Group PLC .................................           9,500           8,552
Slough Estates PLC ...............................           7,571          37,276
Smith & Nephew PLC ...............................           7,629          38,486
Spirent PLC ......................................           5,804           8,146
SSL International PLC ............................           3,506          25,635
Stagecoach Holdings PLC ..........................          11,400          11,393
Telewest Communications PLC (b) ..................           6,200           2,711
Tesco PLC ........................................          60,555         227,612
Thomson Multimedia (b) ...........................             600          11,748
Unilever PLC .....................................          24,949         188,288
United Business Media PLC ........................           4,100          22,808
United Utilities PLC .............................           7,085          66,069
Vodafone AirTouch PLC ............................         529,527       1,165,425
Whitbread PLC ....................................           1,100           7,590
Wolseley PLC .....................................           5,825          36,470
Woolworths Group PLC (b) .........................           9,000           4,200
                                                                        ----------
                                                                        11,991,375
                                                                        ----------
TOTAL COMMON STOCKS ..............................                      43,780,862
                                                                        ----------

CORPORATE OBLIGATIONS - 0.0%
UNITED KINGDOM - 0.0%
BG Transco Holdings PLC, 4.19% (c) ...............           3,000           4,791
BG Transco Holdings PLC, 7.00%, 12/16/24 .........           3,000           4,537
BG Transco Holdings PLC, 7.27%  (c) ..............           3,000           4,399
                                                                        ----------
TOTAL CORPORATE OBLIGATIONS ......................                          13,727
                                                                        ----------

PREFERRED STOCKS - 0.3%
FRANCE - 0.1%
Casino Guichard-Perrachon ........................             800          41,601
                                                                        ----------
GERMANY - 0.2%
Dyckerhoff AG ....................................           1,500          19,398
Hugo Boss AG .....................................           1,060          18,390
Porsche AG .......................................             100          25,500
Prosieben Sat.1 Media AG .........................             945           4,389
Volkswagen AG ....................................           1,751          40,984
                                                                        ----------
                                                                           108,661
                                                                        ----------
TOTAL PREFERRED STOCKS ...........................                         150,262
                                                                        ----------

                                   Continued

--------------------------------------------------------------------------------

Schedule of Portfolio Investments     WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
                                                  September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT COMPANIES - 0.2%

SECURITY DESCRIPTION                                        SHARES       VALUE ($)
--------------------                                        ------       ---------

Kent Government Money Market Fund ................          75,713          75,713
                                                                        ----------
TOTAL INVESTMENT COMPANIES .......................                          75,713
                                                                        ----------

TOTAL INVESTMENTS
(COST $56,456,171) (a) - 98.8% ...................                      44,020,564
                                                                        ==========



------------
Percentages indicated are based on net assets of $44,552,498.

(a) Cost differs from value by net unrealized depreciation of securities as follows:
         Unrealized appreciation              $2,363,415
         Unrealized depreciation             (14,799,022)
                                            ------------
         Net unrealized depreciation        ($12,435,607)
                                            ============

(b) Represents non-income producing security.

(c) Represents a variable rate note. Interest rate disclosed represents current rate at September 30, 2001.

* The principle amount of each security is denominated in the local currency of each respective country.


INDUSTRY DIVERSIFICATION

INDUSTRY                                 % OF NET ASSETS
--------                                 ---------------
Basic Materials ...........................    5.6
Capital Goods .............................    7.4
Communication Services ....................    9.9
Consumer Cyclicals ........................   14.9
Consumer Staples ..........................    2.7
Energy ....................................    8.2
Financial Services ........................   29.2
Health Care ...............................    9.0
Technology ................................    5.6
Transportation ............................    3.9
Utilities .................................    2.2
Investment Companies ......................    0.2
                                             -----
TOTAL INVESTMENTS .........................   98.8
                                             -----

Other Assets in excess of liabilities .....    1.2
                                             -----

NET ASSETS ................................  100.0
                                             =====


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                  WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)

ASSETS:
Investments, at value (cost $56,456,171) ......                    $ 44,020,564
Foreign cash ..................................                          32,462
Interest and dividends receivable .............                         106,161
Receivable for investments sold ...............                         333,858
Tax reclaims receivable .......................                          71,691
Prepaid expenses ..............................                          10,505
                                                                   ------------
       TOTAL ASSETS ...........................                      44,575,241

LIABILITIES:
Accrued expenses and other liabilities:
   Investment adviser .........................      $  9,701
   Administration .............................           724
   Other ......................................        12,318
                                                     --------
       TOTAL LIABILITIES ......................                          22,743
                                                                   ------------
NET ASSETS ....................................                    $ 44,552,498
                                                                   ============

COMPOSITION OF NET ASSETS:
Capital .......................................                    $ 57,551,566
Accumulated net investment income .............                         371,288
Accumulated net realized losses from
   investment and foreign currency transactions                        (938,266)
Unrealized depreciation from investments and
   foreign currencies .........................                     (12,432,090)
                                                                   ------------
NET ASSETS ....................................                    $ 44,552,498
                                                                   ============
Shares outstanding (par value $0.001, unlimited
   number of shares authorized) ...............                       5,927,298
                                                                   ============
Net Asset Value, Offering Price and Redemption
   Price per share ............................                    $       7.52
                                                                   ============


STATEMENT OF OPERATIONS
For the six months ended September 30, 2001 (Unaudited)

INVESTMENT INCOME:
Interest ......................................                    $       391
Dividend ......................................                        688,943
Foreign tax withholding .......................                        (66,232)
                                                                   -----------
       TOTAL INVESTMENT INCOME ................                        623,102

EXPENSES:
   Investment adviser .........................     $ 125,461
   Administration .............................        50,185
   Accounting .................................        47,238
   Custodian ..................................        48,830
   Transfer agency ............................         9,376
   Other ......................................        29,323
                                                    ---------
      Total expenses before fee reductions ....                        310,413
      Fees reduced by Administrator ...........                        (12,547)
      Fees reduced by Investment adviser ......                        (46,951)
                                                                   -----------
      NET EXPENSES ............................                        250,915
                                                                   -----------

NET INVESTMENT INCOME .........................                        372,187
                                                                   -----------

NET REALIZED/UNREALIZED LOSSES
FROM INVESTMENTS:
Net realized losses from investment and foreign
   currency transactions ......................                     (1,134,728)
Change in unrealized appreciation/depreciation
   from investments and foreign currencies ....                     (6,930,221)
                                                                   -----------
Net realized/unrealized losses from investment
   and foreign currency transactions ..........                     (8,064,949)
                                                                   -----------
CHANGE IN NET ASSETS FROM OPERATIONS ..........                    ($7,692,762)
                                                                   ===========



                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                  WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the six months ended
                                                                                           September 30, 2001    For the year ended
                                                                                                (Unaudited)        March 31, 2001
                                                                                                -----------        --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ................................................................      $    372,187         $    328,863
   Net realized gains (losses) from investment and foreign currency transactions ........        (1,134,728)             146,968
   Change in unrealized appreciation/depreciation from investments and foreign currencies        (6,930,221)         (17,702,313)
                                                                                               ------------         ------------
CHANGE IN NET ASSETS FROM OPERATIONS ....................................................        (7,692,762)         (17,226,482)
                                                                                               ------------         ------------

DIVIDENDS:
   Net investment income ................................................................                --             (226,222)
   Net realized gains from investment and foreign currency transactions .................                --             (155,990)
                                                                                               ------------         ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS .........................................                --             (382,212)
                                                                                               ------------         ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..........................................................         9,211,133            8,591,994
   Dividends reinvested .................................................................                --              382,014
   Cost of shares redeemed ..............................................................        (5,623,237)         (10,019,592)
                                                                                               ------------         ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....................................         3,587,896           (1,045,584)
                                                                                               ------------         ------------
CHANGE IN NET ASSETS ....................................................................        (4,104,866)         (18,654,278)

NET ASSETS:
   Beginning of period ..................................................................        48,657,364           67,311,642
                                                                                               ------------         ------------
   End of period ........................................................................      $ 44,552,498         $ 48,657,364
                                                                                               ============         ============

SHARE TRANSACTIONS:
   Issued ...............................................................................         1,035,023              807,183
   Reinvested ...........................................................................                --               37,379
   Redeemed .............................................................................          (612,333)            (960,757)
                                                                                               ------------         ------------
CHANGE IN SHARES ........................................................................           422,690             (116,195)
                                                                                               ============         ============


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                  WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

                                                                     For the six months ended                      For the period
                                                                         September 30, 2001  For the year ended  August 26, 1999 to
                                                                             (Unaudited)       March 31, 2001    March 31, 2000 (a)
                                                                             -----------       --------------    ------------------

NET ASSET VALUE, BEGINNING OF PERIOD ..................................        $  8.84             $ 11.98          $ 10.00

INVESTMENT ACTIVITIES:
   Net investment income ..............................................           0.05                0.05             0.02
   Portfolio transaction fees .........................................           0.02                0.01             0.02
   Net realized and unrealized gains (losses) from investment and
      foreign currency transactions ...................................          (1.39)              (3.13)            2.00
                                                                               -------             -------          -------
   Total from investment activities ...................................          (1.32)              (3.07)            2.04
                                                                               -------             -------          -------
DIVIDENDS:
   Net investment income ..............................................             --               (0.03)           (0.02)
   In excess of net investment income .................................             --                  --            (0.01)
   Net realized gains from investment and foreign currency transactions             --               (0.04)           (0.03)
                                                                               -------             -------          -------
   Total dividends ....................................................             --               (0.07)           (0.06)
                                                                               -------             -------          -------
NET ASSET VALUE, END OF PERIOD ........................................        $  7.52             $  8.84          $ 11.98
                                                                               =======             =======          =======
TOTAL RETURN ..........................................................         (14.93%)(b)         (25.70%)          20.35%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000's) ................................        $44,552             $48,657          $67,312
   Ratio of expenses to average net assets ............................           1.00%(c)            1.00%            0.92%(c)
   Ratio of net investment income to average net assets ...............           1.48%(c)            0.55%            0.26%(c)
   Ratio of expenses to average net assets (d) ........................           1.24%(c)            1.13%            1.03%(c)
   Portfolio turnover .................................................          17.21%              14.73%           11.41%

--------------------------------------------------------------------------------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Notes to Financial Statements                     September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements are those of the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (individually, a "Fund", collectively, the "Funds"). The Funds are separate series of the Group. Financial statements for all other series are published separately.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Group's Board of Trustees.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of a discount or premium. Dividend income is recorded on the ex-dividend date.

     EXPENSE ALLOCATION:

     Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income and net realized gains, if any, are declared and distributed annually. Additional dividends are also paid to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed net investment income and net realized gains of registered investment companies.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

     PORTFOLIO TRANSACTION FEE:

     The Walden/BBT International Social Index Fund imposes a portfolio transaction fee on share purchases equal to 1.00% of the dollar amount invested. This fee, which is not a sales charge, is paid directly to the Fund. The fee applies to the initial investment in the Fund (including purchases made as a result of exchanges from another affiliated fund) and all subsequent purchases, but not to reinvested dividends from net investment income or dividends from net realized gains.

     FOREIGN CURRENCY TRANSLATION:

     The Walden/BBT International Social Index Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

                                   Continued
--------------------------------------------------------------------------------

Notes to Financial Statements                     September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

     The Walden/BBT International Social Index Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     FEDERAL INCOME TAXES:

     Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income tax is required.

3.   RELATED PARTY TRANSACTIONS:

     INVESTMENT ADVISER:

     Boston Trust Investment Management, Inc. (the "Investment Adviser") acts as the investment adviser to the Funds. On May 12, 2001, the Investment Adviser assumed all advisory responsibilities from its parent company, United States Trust Company of Boston ("USTCB"), the previous investment adviser to the Funds. For its services, the Investment Adviser is entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.50%.

     ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Funds as administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Group are affiliated. Such persons are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.20%. For the six months ended September 30, 2001 the administrator has agreed to voluntarily waive a portion of its fees.

     DISTRIBUTION:

     BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., serves as the Funds distribution agent.

     FUND ACCOUNTING, TRANSFER AGENCY, AND CUSTODIAN:

     BISYS Ohio provides fund accounting and transfer agency services for the Funds. Fifth Third Bank serves as custodian for the Walden/BBT International Social Index Fund. For these services to the Funds, BISYS Ohio and Fifth Third Bank receive an annual fee accrued daily and paid monthly. On June 19, 2001, USTCB assumed responsibility as custodian for the Walden/BBT Domestic Social Index Fund from Fifth Third Bank. Under the custody agreement, USTCB receives an annual fee computed daily and paid monthly based on the average daily net assets.

     FEE REDUCTIONS:

     The Investment Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 0.75% and 1.00% of the average daily net assets for the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively. Any such reductions made by the Investment Adviser in its fees or payments or reimbursement of expenses which are the Funds' obligation may be subject to repayment by the Funds within three years provided the Funds are able to effect such repayment and remain in compliance with applicable limitations. As of September 30, 2001 the Investment Adviser may recoup $139,045 and $111,014 from the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively.

4.   Purchases and Sales of Securities:

     Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the six months ended September 30, 2001, totaled:

                                                     Purchases         Sales
                                                     ---------         -----
     Walden/BBT Domestic Social Index Fund          $ 1,897,858     $  739,785
     Walden/BBT International Social Index Fund      11,992,811      8,472,818

--------------------------------------------------------------------------------

INVESTMENT ADVISER
Boston Trust Investment Management, Inc.
40 Court Street
Boston, MA 02108

CUSTODIAN
Walden/BBT Domestic Social Index Fund
United States Trust Company of Boston
40 Court Street
Boston, MA 02108

Walden/BBT International Social Index Fund
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Arthur Andersen LLP
Huntington Center
41 South High Street
Columbus, OH 43215-6150

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

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